UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services., 3435 Stelzer Rd. Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2011

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (0.8%)
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	$80	$83
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.76% (a), 6/10/46 (b)	140	154
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4, 5.04% (a), 3/15/46 (b)	175	187
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13 (b)	145	155
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16 (b)	155	163

Total Collateralized Mortgage Obligations (Cost $735)		742

Commercial Paper (4.0%)
BNP Paribas Finance, Inc., 0.18% (c), 2/1/11	3,980	3,980

Total Commercial Paper (Cost $3,980)		3,980

Common Stocks (68.0%)
Aerospace/Defense (2.9%):
Boeing Co.	27,600	1,917
Raytheon Co.	19,300	965
		2,882
Airlines (0.9%):
Southwest Airlines Co.	73,100	866

Automotive (1.6%):
Ford Motor Co. (d)	55,300	882
PACCAR, Inc.	13,000	734
		1,616
Banks (2.0%):
JPMorgan Chase & Co.	45,900	2,063

Beverages (2.0%):
Anheuser-Busch InBev NV, Sponsored ADR	17,800	984
Dr Pepper Snapple Group, Inc.	29,200	1,035
		2,019
Brokerage Services (1.7%):
Charles Schwab Corp.	95,144	1,717

Chemicals (0.7%):
Monsanto Co.	9,796	719

Commercial Services (1.4%):
Iron Mountain, Inc.	14,000	341
Paychex, Inc.	32,771	1,049
		1,390
Computers & Peripherals (3.2%):
Cisco Systems, Inc. (d)	54,900	1,161
EMC Corp. (d)	45,669	1,137
Hewlett-Packard Co.	19,700	900
		3,198
Electronics (3.6%):
General Electric Co.	97,353	1,961
Johnson Controls, Inc.	42,200	1,620
		3,581

See notes to schedules of investments.

Security Description	Shares	Value
Engineering (1.5%):
ABB Ltd., Sponsored ADR	63,500	$1,503

Environmental Control (0.5%):
Waste Management, Inc.	13,800	523

Financial Services (2.2%):
Morgan Stanley	47,000	1,382
Western Union Co.	41,788	847
		2,229
Food Processing & Packaging (2.0%):
Kraft Foods, Inc., Class A	44,293	1,354
Nestle SA, Sponsored ADR	12,086	655
		2,009
Forest Products & Paper (1.1%):
International Paper Co.	38,400	1,109

Health Care (1.1%):
Medtronic, Inc.	29,100	1,115

Home Builders (0.6%):
Toll Brothers, Inc. (d)	28,116	569

Insurance (3.1%):
MetLife, Inc.	37,022	1,695
The Chubb Corp.	13,400	776
The Travelers Cos., Inc.	11,214	631
		3,102
Internet Business Services (2.9%):
Expedia, Inc.	20,300	511
Google, Inc., Class A (d)	3,950	2,371
		2,882
Investment Companies (0.6%):
Invesco Ltd.	24,230	599

Manufacturing-Diversified (0.9%):
Ingersoll-Rand PLC	19,000	897

Media (0.9%):
News Corp., Class A	57,600	865

Medical Supplies (0.6%):
Boston Scientific Corp. (d)	86,600	604

Office Equipment & Supplies (1.4%):
Staples, Inc.	63,900	1,426

Oil & Gas Exploration-Production & Services (1.3%):
Anadarko Petroleum Corp.	11,908	918
ENSCO International PLC, Sponsored ADR (b)	6,800	369
		1,287
Oil Companies-Integrated (2.9%):
Exxon Mobil Corp.	36,000	2,905

Oilfield Services & Equipment (4.7%):
Halliburton Co.	36,899	1,661
Schlumberger Ltd.	34,256	3,048
		4,709
Pharmaceuticals (4.7%):
Abbott Laboratories	7,400	334
Johnson & Johnson	8,400	502
Merck & Co., Inc.	47,700	1,582

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Pfizer, Inc.	127,300	$2,320
		4,738
Retail (1.7%):
Target Corp.	31,617	1,734

Retail-Department Stores (0.6%):
Macy’s, Inc.	26,400	611

Retail-Specialty Stores (1.9%):
Lowe’s Cos., Inc.	77,893	1,932

Software & Computer Services (4.6%):
Autodesk, Inc. (d)	22,100	899
Microsoft Corp.	81,154	2,250
Oracle Corp.	47,429	1,519
		4,668
Steel (1.7%):
Nucor Corp.	36,592	1,680

Telecommunications-Services & Equipment (2.7%):
American Tower Corp., Class A (d)	17,400	885
QUALCOMM, Inc.	33,800	1,830
		2,715
Transportation Services (1.4%):
United Parcel Service, Inc., Class B	19,935	1,428

Utilities-Electric (0.4%):
Exelon Corp.	10,400	442

Total Common Stocks (Cost $55,584)		68,332

Corporate Bonds (7.7%)
Aerospace/Defense (0.1%):
Lockheed Martin Corp., 5.50%, 11/15/39	$30	29
United Technologies Corp.
5.38%, 12/15/17	25	29
6.13%, 7/15/38	20	22
		80
Banks (1.3%):
Asian Development Bank, 4.50%, 9/4/12, MTN (b)	65	69
BAC Capital Trust XI, 6.63%, 5/23/36 (b)	35	33
Bank of America Corp.
6.25%, 4/15/12	50	53
5.65%, 5/1/18	90	94
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/12, MTN	65	70
European Investment Bank
4.63%, 3/21/12	25	26
2.38%, 3/14/14 (b)	85	88
5.13%, 9/13/16 (b)	105	119
Inter-American Development Bank, 4.50%, 9/15/14	75	83
International Bank Recon & Development, 7.63%, 1/19/23	15	20
KFW
1.25%, 6/15/12	50	50
4.13%, 10/15/14 (b)	105	115
4.00%, 1/27/20 (b)	115	119
Korea Developmental Bank, 5.75%, 9/10/13 (b)	65	70
Landwirtsch Rentenbank, 1.88%, 9/24/12 (b)	50	51
U.S. Bank N.A., 4.80%, 4/15/15	45	48
Wachovia Corp., 5.25%, 8/1/14	95	103
Wells Fargo & Co., 5.13%, 9/15/16	90	96
		1,307

See notes to schedules of investments.

Security Description	Principal Amount	Value
Beverages (0.2%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	$50	$55
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22 (b)	50	68
PepsiCo, Inc., 5.50%, 1/15/40	35	36
		159
Chemicals (0.1%):
E.I. du Pont de Nemours & Co.
4.88%, 4/30/14	20	22
6.00%, 7/15/18	25	29
Eastman Chemical, 7.60%, 2/1/27	11	12
The Dow Chemical Co.
6.00%, 10/1/12	15	16
8.55%, 5/15/19	15	19
7.38%, 11/1/29	20	24
		122
Consumer Products (0.0%):
Clorox Co., 5.00%, 1/15/15	20	22

Cosmetics & Toiletries (0.1%):
Kimberly-Clark Corp.
5.00%, 8/15/13	25	27
6.25%, 7/15/18	30	35
Procter & Gamble Co., 4.95%, 8/15/14	30	34
Proctor & Gamble Co., 5.80%, 8/15/34	40	44
		140
Electric Integrated (0.5%):
Dominion Resources, Inc.
Series A, 5.60%, 11/15/16	65	74
Series C, 5.15%, 7/15/15	30	33
Duke Energy Carolinas LLC, 6.25%, 1/15/12	40	42
Exelon Corp., 4.90%, 6/15/15	40	43
MidAmerican Energy Holdings, 6.50%, 9/15/37 (b)	60	66
NiSource Finance Corp., 10.75%, 3/15/16	25	33
Pacific Gas & Electric Co.
4.80%, 3/1/14 (b)	36	39
6.05%, 3/1/34 (b)	53	56
PacifiCorp, 6.00%, 1/15/39	35	37
Progress Energy, Inc., 6.85%, 4/15/12	27	29
Southern California Edison Co., 5.63%, 2/1/36	43	44
		496
Electronics (0.1%):
General Electric Co.
5.00%, 2/1/13	45	48
5.25%, 12/6/17 (b)	55	60
		108
Financial Services (1.5%):
Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN (b)	60	65
Boeing Capital Corp., 5.80%, 1/15/13	33	36
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	30	32
Citigroup, Inc.
4.75%, 5/19/15	95	100
6.13%, 11/21/17	85	93
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12 (b)	65	69
General Electric Capital Corp.
5.63%, 5/1/18	40	43
Series A, 6.00%, 6/15/12, MTN	90	96
Series A, 6.15%, 8/7/37, MTN (b)	45	46
Goldman Sachs Capital I, 6.35%, 2/15/34	75	72

See notes to schedules of investments.

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.
6.60%, 1/15/12	$70	$74
5.75%, 10/1/16	95	104
HSBC Finance Corp.
6.75%, 5/15/11	32	33
5.00%, 6/30/15	30	32
John Deere Capital Corp., 5.10%, 1/15/13	30	32
JPMorgan Chase & Co.
2.60%, 1/15/16 (b)	120	117
6.40%, 5/15/38 (b)	105	116
Merrill Lynch & Co., Inc.
5.00%, 1/15/15, MTN (b)	40	42
Series C, 6.40%, 8/28/17, MTN (b)	65	71
Morgan Stanley
3.45%, 11/2/15	75	74
Series E, 5.45%, 1/9/17, MTN (b)	50	52
SLM Corp., 5.00%, 10/1/13, MTN	35	36
Unilever Capital Corp., 5.90%, 11/15/32	18	20
		1,455
Food Distributors, Supermarkets & Wholesalers (0.0%):
Kroger Co., 7.50%, 4/1/31	17	20

Food Processing & Packaging (0.1%):
Kraft Foods, Inc.
5.25%, 10/1/13 (b)	60	66
6.13%, 2/1/18	70	79
		145
Forest Products & Paper (0.0%):
International Paper Co., 7.50%, 8/15/21	20	24

Governments-Foreign (0.6%):
Federal Republic of Brazil
7.88%, 3/7/15	35	42
7.13%, 1/20/37	55	65
Province of Ontario
1.88%, 11/19/12	45	46
4.00%, 10/7/19	110	112
Province of Quebec, 7.50%, 9/15/29 (b)	70	93
Republic of Italy
4.50%, 1/21/15	65	67
6.88%, 9/27/23	70	78
United Mexican States
5.88%, 2/17/14	30	33
Series E, 5.95%, 3/19/19, MTN (b)	90	101
		637
Health Care (0.2%):
Medtronic, Inc.
3.00%, 3/15/15	60	62
4.45%, 3/15/20	40	41
UnitedHealth Group, Inc., 4.88%, 3/15/15	25	27
WellPoint, Inc.
6.80%, 8/1/12	20	22
5.95%, 12/15/34	20	20
		172
Heavy Machinery (0.0%):
Caterpillar, Inc., 6.05%, 8/15/36	30	33

Insurance (0.2%):
Allstate Corp., 5.55%, 5/9/35	25	25
American International Group, Inc., Series G, 5.85%, 1/16/18, MTN (b)	35	36

See notes to schedules of investments.

Security Description	Principal Amount	Value
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	$36	$39
MetLife, Inc.
5.38%, 12/15/12	20	22
5.70%, 6/15/35	15	15
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	15	16
5.10%, 9/20/14, MTN	30	32
Series D, 6.63%, 12/1/37, MTN	20	22
		207
Media (0.2%):
CBS Corp., 7.88%, 7/30/30	15	17
DIRECTV Holdings/Financing, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	20	22
News America, Inc.
6.90%, 3/1/19	30	36
6.20%, 12/15/34	19	20
The Walt Disney Co., Series B, 6.38%, 3/1/12, MTN	15	16
Thomson Reuters Corp., 5.70%, 10/1/14	20	22
Time Warner Cable, Inc., 5.85%, 5/1/17	25	28
Time Warner, Inc.
6.88%, 5/1/12	15	16
5.88%, 11/15/16	15	17
6.50%, 11/15/36	30	32
		226
Medical Supplies (0.1%):
Cardinal Health, Inc., 5.85%, 12/15/17	55	62

Oil & Gas-Exploration & Production (0.2%):
Anadarko Petroleum Corp., 6.45%, 9/15/36 (b)	55	54
Devon Financing Corp. ULC, 6.88%, 9/30/11	25	26
Occidental Petroleum Corp., 4.10%, 2/1/21	70	70
		150
Oil Companies-Integrated (0.3%):
Conoco, Inc., 6.95%, 4/15/29 (b)	70	85
ConocoPhillips Co., 5.75%, 2/1/19 (b)	60	68
Petro-Canada, 4.00%, 7/15/13	40	42
Shell International Finance BV, 4.30%, 9/22/19 (b)	65	68
		263
Pharmaceuticals (0.3%):
Abbott Laboratories, 5.30%, 5/27/40	65	64
AstraZeneca PLC, 5.90%, 9/15/17	65	75
Pfizer, Inc., 4.45%, 3/15/12	25	26
Wyeth
5.50%, 2/1/14	45	50
6.50%, 2/1/34	50	58
		273
Pipelines (0.2%):
Enterprise Products Partners LP, 6.50%, 1/31/19 (b)	75	85
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN (b)	40	43
Williams Cos., Inc., 7.88%, 9/1/21	55	66
		194
Primary Metal & Mineral Production (0.2%):
Alcoa, Inc., 6.00%, 7/15/13 (b)	35	39
BHP Billiton Finance BV, 4.80%, 4/15/13 (b)	30	32
Rio Tinto Alcan, Inc., 5.75%, 6/1/35	39	39
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18 (b)	50	58
		168

See notes to schedules of investments.

Security Description	Principal Amount	Value
Radio & Television (0.1%):
Comcast Corp.
4.95%, 6/15/16	$30	$32
6.45%, 3/15/37	50	52
Cox Communications, Inc., 7.13%, 10/1/12	15	17
		101
Railroads (0.1%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	40	45
CSX Corp., 6.15%, 5/1/37	35	37
		82
Real Estate Investment Trusts (0.1%):
ERP Operating LP, 5.25%, 9/15/14	45	49
Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	45	49
		98
Retail-Discount (0.1%):
Target Corp., 5.88%, 3/1/12	28	30
Wal-Mart Stores, Inc.
3.63%, 7/8/20	50	48
5.25%, 9/1/35	50	49
		127
Retail-Specialty Stores (0.0%):
The Home Depot, Inc., 5.40%, 3/1/16	40	45

Software & Computer Services (0.3%):
Cisco Systems, Inc., 5.50%, 2/22/16	45	51
IBM Corp.
4.75%, 11/29/12	60	64
5.60%, 11/30/39	65	69
Oracle Corp., 5.75%, 4/15/18 (b)	55	63
		247
Telecommunications-Cellular (0.1%):
AT&T Wireless, 8.13%, 5/1/12	23	25
Vodafone Group PLC
5.00%, 12/16/13	15	16
5.63%, 2/27/17	30	34
6.15%, 2/27/37	30	31
		106
Utilities-Electric (0.1%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	40	42
Hydro-Quebec, 8.40%, 1/15/22	60	82
		124
Utilities-Telecommunications (0.3%):
AT&T, Inc.
5.10%, 9/15/14	75	83
6.30%, 1/15/38	45	46
Deutsche Telekom International Finance BV, 8.75% (e), 6/15/30	50	66
Verizon Communications, Inc.
7.38%, 9/1/12 (b)	85	93

See notes to schedules of investments.

Security Description	Principal Amount	Value
5.85%, 9/15/35	$50	$50
		338

Total Corporate Bonds (Cost $7,660)		7,731

Municipal Bonds (0.0%)
Illinois (0.0%):
State Taxable Pension, GO, 5.10%, 6/1/33	45	34

Total Municipal Bonds (Cost $45)		34

U.S. Government Agency Securities (2.2%)
Federal Home Loan Bank, 1.13%, 5/18/12 (b)	485	489
Federal Home Loan Mortgage Corp.
2.13%, 3/23/12 (b)	175	178
4.50%, 1/15/14	445	487
Federal National Mortgage Assoc.
1.13%, 7/30/12 (b)	445	449
1.00%, 9/23/13 (b)	440	440
5.00%, 3/15/16 (b)	140	158

Total U.S. Government Agency Securities (Cost $2,194)		2,201

U.S. Government Mortgage Backed Agencies (11.1%)
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 – 11/1/34	66	74
7.00%, 7/1/29 – 4/1/32	43	49
8.00%, 6/1/30	4	5
5.00%, 6/1/33 (b)	113	120
4.50%, 12/1/39 (b)	358	367
Federal National Mortgage Assoc.
10.00%, 11/1/13	5	6
10.50%, 11/1/13	7	8
11.00%, 11/1/13	8	8
8.50%, 11/1/17	3	3
8.00%, 11/1/19 – 3/1/30	57	66
4.00%, 1/1/26 – 2/25/41 (f)	1,497	1,507
4.50%, 2/25/26 – 2/25/41 (b)(f)	1,653	1,701
5.00%, 2/25/26 – 2/25/41 (b)(f)	1,624	1,714
5.50%, 2/25/26 – 2/25/41 (b)(f)	1,905	2,047
7.00%, 12/1/27	3	3
6.50%, 3/1/29 – 2/25/41 (b)	190	216
6.00%, 10/1/29 – 2/25/41 (b)(f)	846	926
7.50%, 11/1/29	18	20
6.63%, 11/15/30 (b)	75	93
Government National Mortgage Assoc.
7.50%, 2/15/35 (b)	130	151
4.50%, 2/20/40 – 6/15/40 (f)	1,009	1,045
5.00%, 2/20/40 (f)	595	632
5.50%, 2/20/40 – 2/15/41 (f)	373	402

Total U.S. Government Mortgage Backed Agencies (Cost $10,911)		11,163

U.S. Treasury Obligations (11.8%)
U.S. Treasury Bonds
6.13%, 11/15/27	150	185
4.38%, 5/15/40	1,043	1,011
U.S. Treasury Notes
1.13%, 6/30/11	2,679	2,689
4.63%, 7/31/12	148	157
3.13%, 4/30/13	445	470

See notes to schedules of investments.

Security Description	Principal Amount	Value
2.63%, 12/31/14 – 8/15/20	$2,253	$2,287
1.25%, 9/30/15	2,463	2,402
2.50%, 6/30/17	2,640	2,635

Total U.S. Treasury Obligations (Cost $11,910)		11,836

Total Investments (Cost $93,019) — 105.6%		106,019

Liabilities in excess of other assets — (5.6)%		(5,581)

NET ASSETS — 100.0%		$100,438

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Rate represents the effective yield at purchase.

(d)	Non-income producing security.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at January 31, 2011.

(f)	Security purchased on a “when-issued” basis.

ADR	American Depositary Receipt

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

ULC	Unlimited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Index Fund	January 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (2.7%)
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49 (b)	$320	$333
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.76% (a), 6/10/46	570	625
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	187	217
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4, 5.04% (a), 3/15/46	705	754
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 11/15/32	590	631
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/49 (b)	540	569

Total Collateralized Mortgage Obligations (Cost $3,079)		3,129

Commercial Paper (17.0%)
BNP Paribas Finance, Inc., 0.18% (c), 2/1/11	19,833	19,833

Total Commercial Paper (Cost $19,833)		19,833

Corporate Bonds (23.2%)
Aerospace/Defense (0.2%):
Lockheed Martin Corp., 5.50%, 11/15/39	105	103
United Technologies Corp.
5.38%, 12/15/17	85	96
6.13%, 7/15/38	65	72
		271
Banks (3.9%):
Asian Development Bank, 4.50%, 9/4/12, MTN (b)	225	239
BAC Capital Trust XI, 6.63%, 5/23/36 (b)	125	119
Bank of America Corp.
6.25%, 4/15/12 (b)	170	180
5.65%, 5/1/18	300	312
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/12, MTN (b)	220	236
European Investment Bank
4.63%, 3/21/12	95	99
2.38%, 3/14/14 (b)	320	330
5.13%, 9/13/16	380	431
Inter-American Development Bank, 4.50%, 9/15/14 (b)	274	303
KFW
1.25%, 6/15/12	180	182
4.13%, 10/15/14	365	399
4.00%, 1/27/20 (b)	410	423
Korea Developmental Bank, 5.75%, 9/10/13	215	233
Landwirtsch Rentenbank, 1.88%, 9/24/12	170	173
U.S. Bank N.A., 4.80%, 4/15/15	160	172
Wachovia Corp., 5.25%, 8/1/14	325	351
Wells Fargo & Co., 5.13%, 9/15/16 (b)	305	326
		4,508
Beverages (0.5%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16 (b)	165	180
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22 (b)	175	239
PepsiCo, Inc., 5.50%, 1/15/40	125	130
		549
Chemicals (0.3%):
E.I. du Pont de Nemours & Co.
4.88%, 4/30/14	75	82
6.00%, 7/15/18	85	97
The Dow Chemical Co.

See notes to schedules of investments.

Security Description	Principal Amount	Value
6.00%, 10/1/12	$55	$59
8.55%, 5/15/19	55	69
7.38%, 11/1/29	60	71
		378
Consumer Products (0.1%):
Clorox Co., 5.00%, 1/15/15 (b)	65	71

Cosmetics & Toiletries (0.4%):
Kimberly-Clark Corp.
5.00%, 8/15/13	95	104
6.25%, 7/15/18	100	118
Procter & Gamble Co., 4.95%, 8/15/14	105	117
Proctor & Gamble Co., 5.80%, 8/15/34	140	152
		491
Electric Integrated (1.5%):
Dominion Resources, Inc.
Series A, 5.60%, 11/15/16 (b)	230	260
Series C, 5.15%, 7/15/15	105	116
Duke Energy Carolinas LLC, 6.25%, 1/15/12	135	142
Exelon Corp., 4.90%, 6/15/15	150	160
MidAmerican Energy Holdings, 6.50%, 9/15/37 (b)	210	232
NiSource Finance Corp., 10.75%, 3/15/16	90	119
Pacific Gas & Electric Co.
4.80%, 3/1/14	124	135
6.05%, 3/1/34 (b)	195	205
PacifiCorp, 6.00%, 1/15/39	130	139
Progress Energy, Inc., 6.85%, 4/15/12	99	106
Southern California Edison Co., 5.63%, 2/1/36 (b)	155	159
		1,773
Electronics (0.3%):
General Electric Co.
5.00%, 2/1/13	165	177
5.25%, 12/6/17 (b)	185	200
		377
Financial Services (4.4%):
Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN (b)	215	234
Boeing Capital Corp., 5.80%, 1/15/13 (b)	119	130
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN (b)	110	119
Citigroup, Inc.
4.75%, 5/19/15	330	348
6.13%, 11/21/17	300	329
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12 (b)	225	237
General Electric Capital Corp.
5.63%, 5/1/18	140	152
Series A, 6.00%, 6/15/12, MTN	305	325
Series A, 6.15%, 8/7/37, MTN (b)	185	188
Goldman Sachs Capital I, 6.35%, 2/15/34 (b)	285	272
Goldman Sachs Group, Inc.
6.60%, 1/15/12	245	259
5.75%, 10/1/16 (b)	320	352
HSBC Finance Corp.
6.75%, 5/15/11	113	115
5.00%, 6/30/15 (b)	115	123
John Deere Capital Corp., 5.10%, 1/15/13	110	119
JPMorgan Chase & Co.
2.60%, 1/15/16 (b)	425	414
6.40%, 5/15/38 (b)	365	403
Merrill Lynch & Co., Inc.
5.00%, 1/15/15, MTN	135	142

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series C, 6.40%, 8/28/17, MTN (b)	$225	$244
Morgan Stanley
3.45%, 11/2/15	260	255
Series E, 5.45%, 1/9/17, MTN (b)	170	178
SLM Corp., 5.00%, 10/1/13, MTN	115	118
Unilever Capital Corp., 5.90%, 11/15/32 (b)	100	110
		5,166
Food Distributors, Supermarkets & Wholesalers (0.1%):
Kroger Co., 7.50%, 4/1/31	55	65

Food Processing & Packaging (0.4%):
Kraft Foods, Inc.
5.25%, 10/1/13	210	229
6.13%, 2/1/18	260	295
		524
Forest Products & Paper (0.1%):
International Paper Co., 7.50%, 8/15/21	70	83

Governments-Foreign (1.9%):
Federal Republic of Brazil
7.88%, 3/7/15 (b)	130	155
7.13%, 1/20/37 (b)	185	220
Province of Ontario
1.88%, 11/19/12	150	153
4.00%, 10/7/19	415	423
Province of Quebec, 7.50%, 9/15/29	245	327
Republic of Italy
4.50%, 1/21/15	230	238
6.88%, 9/27/23	240	266
United Mexican States
5.88%, 2/17/14	105	116
Series E, 5.95%, 3/19/19, MTN (b)	320	358
		2,256
Health Care (0.5%):
Medtronic, Inc.
3.00%, 3/15/15	205	211
4.45%, 3/15/20	135	140
UnitedHealth Group, Inc., 4.88%, 3/15/15	85	92
WellPoint, Inc.
6.80%, 8/1/12 (b)	65	70
5.95%, 12/15/34	70	71
		584
Heavy Machinery (0.1%):
Caterpillar, Inc., 6.05%, 8/15/36 (b)	105	116

Insurance (0.7%):
Allstate Corp., 5.55%, 5/9/35	80	80
American International Group, Inc., Series G, 5.85%, 1/16/18, MTN (b)	115	120
Cincinnati Financial Corp., 6.13%, 11/1/34	75	70
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	127
MetLife, Inc.
5.38%, 12/15/12	75	81
5.70%, 6/15/35	55	56
Prudential Financial, Inc.
5.10%, 12/14/11, MTN	55	57
5.10%, 9/20/14, MTN	110	119
Series D, 6.63%, 12/1/37, MTN	75	82
		792

See notes to schedules of investments.

Security Description	Principal Amount	Value
Media (0.7%):
CBS Corp., 7.88%, 7/30/30	$50	$58
DIRECTV Holdings/Financing, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	65	72
News America, Inc.
6.90%, 3/1/19	100	119
6.20%, 12/15/34	70	72
The Walt Disney Co., Series B, 6.38%, 3/1/12, MTN	55	58
Thomson Reuters Corp., 5.70%, 10/1/14	75	84
Time Warner Cable, Inc., 5.85%, 5/1/17	85	95
Time Warner, Inc.
6.88%, 5/1/12 (b)	54	58
5.88%, 11/15/16	50	56
6.50%, 11/15/36	100	106
		778
Medical Supplies (0.2%):
Cardinal Health, Inc., 5.85%, 12/15/17 (b)	195	221

Oil & Gas-Exploration & Production (0.4%):
Anadarko Petroleum Corp., 6.45%, 9/15/36 (b)	190	185
Devon Financing Corp. ULC, 6.88%, 9/30/11	90	94
Occidental Petroleum Corp., 4.10%, 2/1/21	230	231
		510
Oil Companies-Integrated (0.8%):
Conoco, Inc., 6.95%, 4/15/29 (b)	245	297
ConocoPhillips Co., 5.75%, 2/1/19 (b)	210	239
Petro-Canada, 4.00%, 7/15/13	145	153
Shell International Finance BV, 4.30%, 9/22/19	225	234
		923
Pharmaceuticals (0.8%):
Abbott Laboratories, 5.30%, 5/27/40	220	218
AstraZeneca PLC, 5.90%, 9/15/17 (b)	225	259
Pfizer, Inc., 4.45%, 3/15/12 (b)	95	99
Wyeth
5.50%, 2/1/14	160	178
6.50%, 2/1/34 (b)	180	207
		961
Pipelines (0.6%):
Enterprise Products Partners LP, 6.50%, 1/31/19	255	290
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	130	140
Williams Cos., Inc., 7.88%, 9/1/21	200	238
		668
Primary Metal & Mineral Production (0.5%):
Alcoa, Inc., 6.00%, 7/15/13 (b)	120	132
BHP Billiton Finance BV, 4.80%, 4/15/13 (b)	110	119
Rio Tinto Alcan, Inc., 5.75%, 6/1/35	140	140
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18 (b)	190	220
		611
Radio & Television (0.3%):
Comcast Corp.
4.95%, 6/15/16 (b)	110	119
6.45%, 3/15/37	180	187
Cox Communications, Inc., 7.13%, 10/1/12	53	58
		364
Railroads (0.2%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18 (b)	135	152

See notes to schedules of investments.

Security Description	Principal Amount	Value
CSX Corp., 6.15%, 5/1/37	$125	$132
		284
Real Estate Investment Trusts (0.3%):
ERP Operating LP, 5.25%, 9/15/14	150	165
Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	160	174
		339
Retail-Discount (0.4%):
Target Corp., 5.88%, 3/1/12	101	107
Wal-Mart Stores, Inc.
3.63%, 7/8/20	170	164
5.25%, 9/1/35	180	177
		448
Retail-Specialty Stores (0.1%):
The Home Depot, Inc., 5.40%, 3/1/16	135	151

Software & Computer Services (0.7%):
Cisco Systems, Inc., 5.50%, 2/22/16 (b)	155	177
IBM Corp.
4.75%, 11/29/12	205	220
5.60%, 11/30/39	230	243
Oracle Corp., 5.75%, 4/15/18	205	232
		872
Telecommunications-Cellular (0.3%):
AT&T Wireless, 8.13%, 5/1/12 (b)	66	72
Vodafone Group PLC
5.00%, 12/16/13	55	60
5.63%, 2/27/17	105	117
6.15%, 2/27/37	110	115
		364
Utilities-Electric (0.4%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31 (b)	140	149
Hydro-Quebec, 8.40%, 1/15/22 (b)	210	287
		436
Utilities-Telecommunications (1.1%):
AT&T, Inc.
5.10%, 9/15/14	265	291
6.30%, 1/15/38	185	191
Deutsche Telekom International Finance BV, 8.75% (d), 6/15/30	175	231
Verizon Communications, Inc.
7.38%, 9/1/12	295	324
5.85%, 9/15/35 (b)	190	191
		1,228
Total Corporate Bonds (Cost $26,884)		27,162

Municipal Bonds (0.1%)
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	165	125

Total Municipal Bonds (Cost $164)		125

U.S. Government Agency Securities (6.9%)
Federal Home Loan Bank, 1.13%, 5/18/12 (b)	1,715	1,730
Federal Home Loan Mortgage Corp.
2.13%, 3/23/12 (b)	625	637
4.50%, 1/15/14 (b)	1,575	1,723

See notes to schedules of investments.

Security Description	Principal Amount	Value
Federal National Mortgage Assoc.
1.13%, 7/30/12 (b)	$1,580	$1,595
1.00%, 9/23/13 (b)	1,555	1,553
5.00%, 3/15/16 (b)	730	823

Total U.S. Government Agency Securities (Cost $8,036)		8,061

U.S. Government Mortgage Backed Agencies (32.9%)
Federal Home Loan Mortgage Corp.
8.00%, 6/1/17 (b)	110	120
7.50%, 4/1/28	10	12
6.50%, 8/1/29 — 11/1/34 (b)	412	464
7.00%, 1/1/30	8	9
5.00%, 6/1/34 (b)	395	417
4.50%, 12/1/39 (b)	1,785	1,832
Federal National Mortgage Assoc.
10.00%, 11/1/13	11	12
10.50%, 11/1/13	5	5
11.00%, 11/1/13	7	7
8.00%, 11/1/19 — 2/1/33 (b)	208	242
4.00%, 1/1/26 — 2/25/41 (e)	5,168	5,202
4.50%, 2/25/26 — 2/25/41 (b)(e)	5,154	5,307
5.00%, 2/25/26 — 2/25/41 (b)(e)	5,608	5,930
5.50%, 2/25/26 — 2/25/41 (e)	6,651	7,132
7.00%, 10/1/26 — 12/1/29	33	38
6.50%, 9/1/28 — 2/25/41 (b)	632	711
7.50%, 12/1/28	6	7
6.00%, 10/1/29 — 2/25/41 (b)(e)	2,623	2,869
6.63%, 11/15/30 (b)	260	321
8.50%, 4/1/31	11	12
Government National Mortgage Assoc.
7.50%, 12/15/27 — 2/15/35 (b)	567	660
5.00%, 7/15/39 — 5/20/40 (e)	2,356	2,504
4.50%, 2/20/40 — 6/15/40 (e)	2,966	3,071
5.50%, 2/20/40 — 2/15/41 (b)(e)	1,397	1,506

Total U.S. Government Mortgage Backed Agencies (Cost $37,502)		38,390

U.S. Treasury Obligations (33.2%)
U.S. Treasury Bonds
6.13%, 11/15/27	470	580
4.38%, 5/15/40	3,597	3,485
U.S. Treasury Notes
1.13%, 6/30/11	9,303	9,339
4.63%, 7/31/12	860	914
3.13%, 4/30/13	910	961
2.63%, 12/31/14 — 8/15/20	8,174	8,238
1.25%, 9/30/15	6,140	5,988
2.50%, 6/30/17	9,350	9,332

Total U.S. Treasury Obligations (Cost $39,146)		38,837

Total Investments (Cost $134,644) — 116.0%		135,537

Liabilities in excess of other assets — (16.0)%		(18,690)

NET ASSETS — 100.0%		$116,847

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

See notes to schedules of investments.

(c)	Rate represents the effective yield at purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at January 31, 2011.

(e)	Security purchased on a “when-issued” basis.

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

ULC	Unlimited Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.6%)
BNP Paribas Finance, Inc., 0.18% (a), 2/1/11	$100,975	$100,975

Total Commercial Paper (Amortized Cost $100,975)		100,975

Common Stocks (97.7%)
Aerospace/Defense (4.1%):
Boeing Co.	1,537,000	106,791
Raytheon Co.	1,100,100	54,994
		161,785
Airlines (1.2%):
Southwest Airlines Co.	4,124,500	48,875

Automotive (2.3%):
Ford Motor Co. (b)	3,081,100	49,144
PACCAR, Inc.	731,147	41,302
		90,446
Banks (2.9%):
JPMorgan Chase & Co.	2,559,200	115,010

Beverages (2.9%):
Anheuser-Busch InBev NV, Sponsored ADR	990,790	54,800
Dr Pepper Snapple Group, Inc.	1,628,215	57,688
		112,488
Brokerage Services (2.5%):
Charles Schwab Corp.	5,306,770	95,787

Chemicals (1.0%):
Monsanto Co.	538,020	39,480

Commercial Services (2.0%):
Iron Mountain, Inc.	777,000	18,951
Paychex, Inc.	1,819,429	58,222
		77,173
Computers & Peripherals (4.6%):
Cisco Systems, Inc. (b)	3,062,000	64,761
EMC Corp. (b)	2,547,515	63,408
Hewlett-Packard Co.	1,098,000	50,168
		178,337
Electronics (5.1%):
General Electric Co.	5,450,638	109,776
Johnson Controls, Inc.	2,354,240	90,379
		200,155
Engineering (2.3%):
ABB Ltd., Sponsored ADR	3,762,900	89,068

Environmental Control (0.7%):
Waste Management, Inc.	730,000	27,645

Financial Services (3.3%):
Morgan Stanley	2,615,100	76,884
Western Union Co.	2,482,561	50,346
		127,230
Food Processing & Packaging (3.0%):
Kraft Foods, Inc., Class A	2,594,599	79,317
Nestle SA, Sponsored ADR	693,794	37,617
		116,934

See notes to schedules of investments.

Security Description	Shares	Value
Forest Products & Paper (1.6%):
International Paper Co.	2,143,000	$61,890

Health Care (1.6%):
Medtronic, Inc.	1,623,600	62,216

Home Builders (0.8%):
Toll Brothers, Inc. (b)	1,543,814	31,247

Insurance (4.3%):
MetLife, Inc.	2,080,085	95,205
The Chubb Corp.	651,800	37,759
The Travelers Cos., Inc.	621,562	34,969
		167,933
Internet Business Services (4.1%):
Expedia, Inc.	1,127,989	28,380
Google, Inc., Class A (b)	219,100	131,539
		159,919
Investment Companies (0.8%):
Invesco Ltd.	1,308,452	32,371

Manufacturing-Diversified (1.3%):
Ingersoll-Rand PLC	1,064,000	50,221

Media (1.2%):
News Corp., Class A	3,212,000	48,244

Medical Supplies (0.9%):
Boston Scientific Corp. (b)	4,816,020	33,616

Office Equipment & Supplies (2.1%):
Staples, Inc.	3,643,200	81,280

Oil & Gas Exploration-Production & Services (1.9%):
Anadarko Petroleum Corp.	669,438	51,600
ENSCO International PLC, Sponsored ADR	394,800	21,454
		73,054
Oil Companies-Integrated (4.1%):
Exxon Mobil Corp.	1,983,100	159,997

Oilfield Services & Equipment (6.7%):
Halliburton Co.	2,052,621	92,368
Schlumberger Ltd.	1,902,157	169,273
		261,641
Pharmaceuticals (6.8%):
Abbott Laboratories	410,700	18,547
Johnson & Johnson	465,000	27,793
Merck & Co., Inc.	2,658,800	88,193
Pfizer, Inc.	7,141,600	130,120
		264,653
Retail (2.5%):
Target Corp.	1,759,886	96,495

Retail-Department Stores (0.8%):
Macy’s, Inc.	1,339,700	31,014

Retail-Specialty Stores (2.8%):
Lowe’s Cos., Inc.	4,340,076	107,634

Software & Computer Services (6.7%):
Autodesk, Inc. (b)	1,240,000	50,443
Microsoft Corp.	4,524,331	125,437
Oracle Corp.	2,642,990	84,655
		260,535

See notes to schedules of investments.

Security Description	Shares	Value
Steel (2.3%):
Nucor Corp.	1,931,393	$88,670

Telecommunications-Services & Equipment (3.9%):
American Tower Corp., Class A (b)	964,472	49,053
QUALCOMM, Inc.	1,882,614	101,906
		150,959
Transportation Services (2.0%):
United Parcel Service, Inc., Class B	1,112,848	79,702

Utilities-Electric (0.6%):
Exelon Corp.	580,600	24,681

Total Common Stocks (Cost $3,124,885)		3,808,385

Total Investments (Cost $3,225,860) — 100.3%		3,909,360

Liabilities in excess of other assets — (0.3)%		(10,838)

NET ASSETS — 100.0%		$3,898,522

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.1%)
BNP Paribas Finance, Inc., 0.18% (a), 2/1/11	$41,633	$41,633

Total Commercial Paper (Amortized Cost $41,633)		41,633

Common Stocks (90.8%)
Aerospace/Defense (1.4%):
Raytheon Co.	187,000	9,348

Apparel & Footwear (1.0%):
VF Corp.	83,000	6,866

Automotive Parts (1.3%):
Genuine Parts Co.	175,000	9,056

Banks (3.0%):
City National Corp.	122,000	7,050
Cullen/Frost Bankers, Inc.	133,000	7,685
SunTrust Banks, Inc.	193,000	5,873
		20,608
Chemicals (1.3%):
PPG Industries, Inc.	107,000	9,018

Commercial Services (2.9%):
Choice Hotels International, Inc.	213,000	8,079
Cintas Corp.	405,000	11,364
		19,443
Computers & Peripherals (1.1%):
CACI International, Inc., Class A (b)	136,000	7,547

Consumer Products (1.0%):
Clorox Co.	113,000	7,107

Containers & Packaging (2.9%):
Owens-Illinois, Inc. (b)	315,000	9,290
Sonoco Products Co.	286,000	10,167
		19,457
Electronics (2.6%):
Hubbell, Inc., Class B	147,000	9,002
Johnson Controls, Inc.	231,600	8,891
		17,893
Financial Services (1.7%):
Affiliated Managers Group, Inc. (b)	48,000	4,888
Capitol Federal Financial, Inc.	567,100	6,913
		11,801
Food Distributors, Supermarkets & Wholesalers (3.5%):
Hansen Natural Corp. (b)	105,000	5,947
Ralcorp Holdings, Inc. (b)	200,000	12,240
Safeway, Inc.	283,000	5,855
		24,042
Food Processing & Packaging (2.0%):
ConAgra, Inc.	341,000	7,614
Corn Products International, Inc.	136,825	6,312
		13,926
Health Care (1.5%):
DENTSPLY International, Inc.	282,000	10,005

Insurance (8.4%):
Alleghany Corp. (b)	18,665	5,763

See notes to schedules of investments.

Security Description	Shares	Value
Arch Capital Group Ltd. (b)	67,000	$5,913
Brown & Brown, Inc.	258,000	6,388
Marsh & McLennan Cos., Inc.	404,000	11,264
StanCorp Financial Group, Inc.	221,000	9,859
The Chubb Corp.	180,000	10,427
W.R. Berkley Corp.	271,000	7,656
		57,270
Investment Companies (1.2%):
Franklin Resources, Inc.	70,000	8,446

Machine-Diversified (2.2%):
Dover Corp.	155,000	9,935
Kennametal, Inc.	116,000	4,710
		14,645
Manufacturing-Diversified (4.9%):
Ingersoll-Rand PLC	216,000	10,195
Leucadia National Corp.	316,000	10,276
Mohawk Industries, Inc. (b)	147,000	8,166
Parker Hannifin Corp.	54,500	4,873
		33,510
Manufacturing-Miscellaneous (1.2%):
ITT Industries, Inc.	141,000	8,308

Medical Services (1.5%):
Quest Diagnostics, Inc.	185,000	10,536

Medical Supplies (4.4%):
C.R. Bard, Inc.	91,000	8,586
Hologic, Inc. (b)	456,000	9,083
Zimmer Holdings, Inc. (b)	203,500	12,039
		29,708
Oil & Gas Exploration-Production & Services (7.7%):
Cimarex Energy Co.	96,039	10,000
Devon Energy Corp.	133,000	11,796
Forest Oil Corp. (b)	242,000	9,390
Helmerich & Payne, Inc.	213,000	12,509
Patterson-UTI Energy, Inc.	382,000	8,916
		52,611
Oil Marketing & Refining (1.5%):
Valero Energy Corp.	389,000	9,865

Paint, Varnishes & Enamels (2.9%):
RPM International, Inc.	498,000	11,668
The Sherwin-Williams Co.	99,000	8,388
		20,056
Pipelines (1.3%):
National Fuel Gas Co.	129,000	8,816

Real Estate Investment Trusts (4.5%):
Alexandria Real Estate Equities, Inc.	107,000	8,243
Hospitality Properties Trust	364,000	9,053
Nationwide Health Properties, Inc.	194,000	7,285
Regency Centers Corp.	148,000	6,380
		30,961
Restaurants (1.1%):
Darden Restaurants, Inc.	165,000	7,773

Retail-Department Stores (1.8%):
Kohl’s Corp. (b)	238,000	12,086

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Discount (0.5%):
BJ’s Wholesale Club, Inc. (b)	69,000	$3,032

Retail-Specialty Stores (1.1%):
PetSmart, Inc.	188,000	7,565

Semiconductors (3.4%):
Analog Devices, Inc.	223,000	8,659
KLA-Tencor Corp.	203,000	8,949
Lam Research Corp. (b)	107,000	5,338
		22,946
Software & Computer Services (2.7%):
DST Systems, Inc.	182,000	8,656
Ingram Micro, Inc., Class A (b)	506,000	9,988
		18,644
Staffing (1.2%):
Robert Half International, Inc.	261,000	8,185

Steel (1.2%):
Allegheny Technologies, Inc.	126,000	8,214

Transportation Services (1.2%):
Con-way, Inc.	237,500	8,080

Utilities-Electric (4.8%):
Alliant Energy Corp.	294,000	10,925
Hawaiian Electric Industries, Inc.	407,000	10,134
Xcel Energy, Inc.	500,000	11,785
		32,844
Utilities-Natural Gas (2.9%):
Energen Corp.	187,000	10,453
Sempra Energy	178,000	9,269
		19,722
Total Common Stocks (Cost $483,321)		619,940

Exchange Traded Funds (1.5%)
United States (1.5%):
iShares Russell Midcap Value Index Fund	221,000	10,170

Total Exchange Traded Funds (Amortized Cost $8,856)		10,170

Total Investments (Cost $533,810) — 98.4%		671,743

Other assets in excess of liabilities — 1.6%		11,191

NET ASSETS — 100.0%		$682,934

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	January 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (3.1%)
Straight-A Funding LLC, 0.25% (a), 4/11/11 (b)(d)	$22,800	$22,789

Total Commercial Paper (Amortized Cost $22,789)		22,789

Corporate Bonds (0.7%)
State Street Bank & Trust Co., 1.85%, 3/15/11	4,800	4,808

Total Corporate Bonds (Amortized Cost $4,808)		4,808

U.S. Government Agency Securities (37.2%)
Federal Farm Credit Bank
0.41%, 6/9/11 (c)(d)	50,000	50,000
0.34% (c), 8/26/11	125,000	124,993
0.00% (c), 11/4/11 (e)	50,000	49,996
Federal Home Loan Bank
0.40%, 12/9/11, Callable 3/1/11 @ 100	5,000	5,000
0.40%, 12/20/11, Callable 6/20/11 @ 100 (d)	13,900	13,897
0.43%, 2/22/12, Callable 5/9/11 @ 100 (e)	25,000	25,000

Total U.S. Government Agency Securities (Amortized Cost $268,886)		268,886

U.S. Treasury Obligations (2.8%)
U.S. Treasury Notes, 1.00%, 7/31/11	20,000	20,077

Total U.S. Treasury Obligations (Amortized Cost $20,077)		20,077

Repurchase Agreements (66.5%)
Deutsche Bank Securities, Inc., 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $125,001, collateralized by U.S. Government Agency Securities, 7.00%, 8/1/38-10/1/38, market value $127,500)	125,000	125,000
Goldman Sachs Group, Inc., 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $81,100, collateralized by U.S. Government Agency Securities, 4.50%-4.89%, 4/1/12-1/1/41, market value $82,722)	81,100	81,100
Morgan Stanley, 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $25,000, collateralized by U.S. Government Agency Securities, 3.00%-3.50%, 1/1/26-2/1/26, market value $25,500)	25,000	25,000
RBS Securities, Inc., 0.23%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $125,001, collateralized by U.S. Government Agency Securities, 3.50%-5.50%, 9/1/14-7/1/39, market value $127,503)	125,000	125,000
UBS Securities LLC, 0.23%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $125,001, collateralized by U.S. Government Agency Securities, 0.50%-4.50%, 8/23/12-1/20/41, market value $127,500)	125,000	125,000

Total Repurchase Agreements (Amortized Cost $481,100)		481,100

Total Investments (Amortized Cost $797,660) (f) — 110.3%		797,660

Liabilities in excess of other assets — (10.3)%		(74,814)

NET ASSETS — 100.0%		$722,846

(a)	Rate represents the effective yield at purchase.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)	Security purchased on a “when-issued” basis.

(f)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	January 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (9.8%)
Canadian Imperial Bank of Commerce NY, 0.29% (a), 5/27/11	$3,700	$3,700
Deutsche Bank NY, 0.36% (a), 7/25/11	4,000	4,000
Dexia Credit Local SA NY, 0.61% (a), 11/3/11	19,200	19,200
National Australia Bank Ltd. NY, 0.32% (a), 10/5/11	3,000	3,000
Royal Bank of Scotland PLC, 0.65% (a), 2/8/11	4,000	4,000
Svenska Handelsbanken, Inc., 0.28%, 5/2/11	7,900	7,900
Toronto-Dominion Bank NY, 0.26% (a), 2/4/11	4,000	4,000

Total Certificates of Deposit (Amortized Cost $45,800)		45,800

Commercial Paper (20.5%)
Citigroup Funding, Inc., 0.27% (b), 2/18/11	8,900	8,899
Coca-Cola Co., 0.44% (b), 2/28/11 (c)	7,000	6,998
ENI Finance USA, Inc.
0.26% (b), 2/28/11 (c)	7,900	7,898
0.43% (b), 6/27/11 (c)	9,300	9,284
Nordea North America, Inc., 0.29% (b), 4/7/11	8,000	7,996
Northwestern University, 0.23% (b), 3/1/11	5,000	4,999
Prudential Funding LLC, 0.28% (b), 2/14/11	8,000	7,999
Shell International Finance BV, 0.55% (b), 2/7/11 (c)	5,000	5,000
Standard Chartered Bank PLC, 0.27% (b), 2/16/11 (c)	16,000	15,998
Straight-A Funding LLC, 0.25% (b), 4/11/11 (c)	16,200	16,192
Total Capital Canada Ltd., 0.30% (b), 2/25/11 (c)	4,000	3,999

Total Commercial Paper (Amortized Cost $95,262)		95,262

Corporate Bonds (10.7%)
Asset Funding Co. Ltd., 1.00% (a), 8/23/11 (c)	17,000	17,000
Berkshire Hathaway, Inc., 0.27% (a), 2/10/11	6,000	6,000
Citigroup, Inc., 5.13%, 2/14/11	5,300	5,309
IBM International Group Capital LLC, 0.55% (a), 2/24/12 (c)	4,000	4,000
IFC, 0.20% (b), 2/4/11	15,200	15,199
State Street Bank & Trust Co., 1.85%, 3/15/11	2,500	2,504

Total Corporate Bonds (Amortized Cost $50,012)		50,012

Municipal Bonds (6.2%)
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.32% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
Denver City & County Airport Revenue, Series C, 0.26% (a), 11/15/22, LOC JPMorgan Chase Bank	2,700	2,700
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	1,300	1,300
San Jose Financing Authority Revenue, Series F, 0.28% (a), 6/1/34, LOC Bank of America N.A.	4,000	4,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.34% (a), 4/1/24, LOC Bank of America N.A., AMT	5,806	5,806

Total Municipal Bonds (Amortized Cost $28,806)		28,806

U.S. Government Agency Securities (10.9%)
Federal Home Loan Bank
0.40%, 12/9/11, Callable 3/1/11 @ 100	4,000	4,000
0.40%, 12/20/11, Callable 6/20/11 @ 100	10,250	10,248
Federal Home Loan Mortgage Corp.
0.40%, 9/22/11, Callable 3/22/11 @ 100	11,000	11,000
0.31% (a), 11/7/11, MTN	6,000	5,998
0.16% (a), 11/9/11	10,000	9,984

See notes to schedules of investments.

Security Description	Principal Amount	Value
0.17% (a), 1/13/12	$9,600	$9,591

Total U.S. Government Agency Securities (Amortized Cost $50,821)		50,821

Repurchase Agreements (41.9%)
Deutsche Bank Securities, Inc., 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $35,000, collateralized by U.S. Government Agency Securities, 7.00%, 10/1/38, market value $35,700)	35,000	35,000
Goldman Sachs Group, Inc., 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $60,000, collateralized by U.S. Government Agency Securities, 4.00%-5.70%, 9/1/19-12/1/40, market value $61,200)	60,000	60,000
Morgan Stanley, 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $15,000, collateralized by U.S. Government Agency Securities, 3.50%-5.00%, 1/1/26-7/1/37, market value $15,300)	15,000	15,000
RBS Securities, Inc., 0.23%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $50,000, collateralized by U.S. Government Agency Securities, 4.00%-4.50%, 9/1/25-1/1/41, market value $51,001)	50,000	50,000
UBS Securities LLC, 0.23%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $35,000, collateralized by U.S. Government Agency Securities, 4.50%, 5/15/39-1/15/41, market value $35,700)	35,000	35,000

Total Repurchase Agreements (Amortized Cost $195,000)		195,000

Total Investments (Amortized Cost $465,701) — 100.0%		465,701

Other assets in excess of liabilities — 0.0%		227

NET ASSETS — 100.0%		$465,928

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMT	Subject to alternative minimum tax

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (67.4%)
Multi-family (15.5%):
Collateralized Mortgage Obligations (12.6%):
Government National Mortgage Assoc.
Series 2003-108, Class BH, 7.50%, 2/16/34	$1,281	$1,352
Series 2003-38, Class JC, 7.01% (a), 8/16/42	7,719	8,861
Series 2003-47, Class B, 8.00%, 10/16/27	992	1,024
Series 2003-87, Class BH, 7.50%, 8/16/32	2,426	2,615
Series 2010-122, Class AC, 7.00%, 2/16/40	9,963	11,500
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	11,786
Series 2010-136, Class BH, 7.00%, 11/16/40	9,974	11,645
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	11,919
Series 2010-148, Class AC, 7.00%, 12/16/50	9,983	11,543
Series 2010-155, Class BH, 7.00%, 6/16/39	9,988	11,717
		83,962
Pass-throughs (2.9%):
Government National Mortgage Assoc.
7.49%, 8/15/20 – 3/15/25	759	868
7.50%, 8/15/21	377	434
7.92%, 7/15/23	615	630
8.00%, 7/15/24 – 10/15/35	4,120	4,185
7.95%, 4/15/25	343	347
8.25%, 4/15/27 – 9/15/30	633	656
8.60%, 5/15/27	507	506
7.88%, 7/15/27	785	797
7.75%, 6/15/30 – 11/15/38	3,520	3,704
7.09%, 7/15/33	4,951	5,266
8.13%, 6/15/41	1,910	1,933
		19,326
		103,288
Single Family (51.9%):
Collateralized Mortgage Obligations (8.4%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	323	372
Series 1995-4, Class CQ, 8.00%, 6/20/25	7	8
Series 1997-16, Class PL, 6.50%, 10/20/27	7,097	8,184
Series 1997-2, Class E, 7.50%, 2/20/27	128	149
Series 1998-19, Class ZA, 6.50%, 4/20/28	527	594
Series 1999-1, Class Z, 6.50%, 1/20/29	3,098	3,572
Series 1999-22, Class Z, 7.00%, 6/20/29	2,819	3,152
Series 1999-25, Class TB, 7.50%, 7/16/29	3,413	3,931
Series 1999-32, Class ZB, 8.00%, 9/16/29	5,203	6,265
Series 1999-41, Class Z, 8.00%, 11/16/29	461	540
Series 1999-44, Class ZC, 8.50%, 12/16/29	1,874	2,283
Series 1999-47, Class Z, 7.50%, 12/20/29	2,976	3,534
Series 1999-9, Class C, 7.00%, 3/16/29	2,196	2,456
Series 2000-1, Class PK, 8.00%, 1/16/30	127	150
Series 2000-19, Class PD, 8.00%, 3/20/30	235	288
Series 2000-20, Class Z, 8.00%, 3/16/30	798	933
Series 2000-21, Class Z, 9.00%, 3/16/30	797	971
Series 2000-27, Class Z, 7.50%, 9/20/30	293	338
Series 2000-29, Class G, 7.50%, 9/20/30	103	119
Series 2000-36, Class HC, 7.33%, 11/20/30	1,011	1,161
Series 2000-37, Class B, 8.00%, 12/20/30	81	95
Series 2001-21, Class PE, 6.50%, 5/16/31	866	980
Series 2001-25, Class PE, 7.00%, 5/20/31	2,764	3,094
Series 2001-41, Class PC, 6.50%, 8/20/31	1,441	1,519
Series 2002-32, Class QJ, 6.50%, 5/20/32	9,051	10,278
Series 2002-40, Class UK, 6.50%, 6/20/32	257	296

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Series 2002-47, Class PG, 6.50%, 7/16/32	$125	$144
Series 2005-72, Class H, 11.50%, 11/16/17	263	295
Series 2005-74, Class HB, 7.50%, 9/16/35	81	93
Series 2005-74, Class HC, 7.50%, 9/16/35	164	187
		55,981
Pass-throughs (43.5%):
Government National Mortgage Assoc.
10.50%, 1/15/14 – 12/15/21	1,035	1,145
8.50%, 3/15/15 – 2/15/32	11,870	14,214
11.00%, 11/15/15 – 12/15/18	112	122
7.00%, 4/15/16 – 12/20/38	36,862	42,782
11.50%, 4/15/16 – 9/15/20	529	562
9.00%, 7/20/16 – 6/20/30	4,504	5,215
8.75%, 3/20/17	19	22
9.50%, 7/15/17 – 11/15/30	4,130	4,872
8.85%, 5/15/18 – 12/15/18	606	700
7.49%, 11/15/19 – 9/15/25	7,383	8,432
8.15%, 12/15/19	30	30
8.25%, 4/20/20 – 1/15/30	138	162
7.95%, 7/20/20	309	358
7.75%, 8/20/20 – 1/20/21	5,222	6,054
8.38%, 10/15/20	907	1,044
8.00%, 3/15/21 – 4/15/38	56,720	69,102
7.65%, 10/20/21 – 7/20/22	272	318
7.29%, 12/20/21 – 8/20/22	246	284
7.60%, 2/20/22	133	156
7.89%, 10/20/22	823	957
6.50%, 12/15/23 – 10/20/37	21,960	24,654
7.50%, 12/15/23 – 6/15/35	66,364	78,563
10.00%, 4/15/25 – 2/15/26	25,465	29,915
		289,663
		345,644
Total Government National Mortgage Association (Cost $436,781)		448,932

U.S. Treasury Obligations (30.7%)
U.S. Treasury Bills, 0.20% (b), 9/22/11	9,602	9,591
U.S. Treasury Bonds, 11.25%, 2/15/15	141,043	195,289

Total U.S. Treasury Obligations (Cost $201,686)		204,880

Money Market Fund (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (c)	35,390	35

Total Money Market Fund (Cost $35)		35

Total Investments (Cost $638,502) — 98.1%		653,847

Other assets in excess of liabilities — 1.9%		12,956

NET ASSETS — 100.0%		$666,803

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(b)	Rate represents the effective yield at purchase.

(c)	Rate disclosed is the daily yield on 1/31/11.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Global Equity Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.4%)
Australia (0.9%):
Mining (0.9%):
Rio Tinto Ltd.	596	$51

Austria (1.0%):
Banks (1.0%):
Erste Group Bank AG	1,113	56

Belgium (1.1%):
Beverages (0.5%):
Anheuser-Busch InBev NV	525	29

Wire & Cable Products (0.6%):
Bekaert NV	364	37
		66
Bermuda (1.1%):
Financial Services (1.1%):
Credicorp Ltd.	593	62

Brazil (4.6%):
Banks (1.2%):
Banco do Estado do Rio Grande do Sul SA	3,500	35
Itau Unibanco Holding SA, Preferred ADR	1,633	35
		70
Financial Services (0.8%):
CETIP SA	3,505	46

Insurance (0.2%):
Porto Seguro SA	900	14

Minerals (1.3%):
Vale SA, Sponsored ADR	2,105	73

Oil & Gas Exploration-Production & Services (0.6%):
Petroleo Brasileiro SA, Sponsored ADR	993	37

Power (0.5%):
AES Tiete SA, Preferred	2,000	28
		268
Canada (1.5%):
Banks (0.7%):
Bank of Nova Scotia	752	42

Metals (0.8%):
Teck Resources Ltd., Class B	751	46
		88
Cayman Islands (2.0%):
Health Care (2.0%):
Hengan International Group Co. Ltd.	7,000	52
Herbalife Ltd.	991	65
		117
		117
China (2.6%):
Auto Parts & Equipment (0.8%):
Dongfeng Motor Group Co. Ltd., Class H	24,000	42

Banks (0.9%):
China Construction Bank Corp., Class H	59,990	52

Pharmaceuticals (0.9%):
Sinopharm Medicine Holding Co. Ltd., Class H	15,200	54
		148

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Colombia (0.5%):
Banks (0.5%):
Bancolombia SA, Sponsored ADR	435	$25

Denmark (2.7%):
Beverages (0.9%):
Carlsberg A/S, Class B	500	50

Pharmaceuticals (1.8%):
Novo Nordisk A/S, Class B	948	107
		157
Egypt (0.3%):
Banks (0.3%):
Commercial International Bank (b)	3,118	19

Finland (2.1%):
Machine-Diversified (1.2%):
Metso Corp.	1,320	70

Manufacturing-Diversified (0.9%):
Wartsila Oyj	641	50
		120
France (3.5%):
Automotive Parts (1.2%):
Valeo SA (c)	1,166	68

Banks (0.6%):
BNP Paribas	479	36

Rubber & Rubber Products (0.6%):
Cie Generale des Etablissements Michelin, Class B	478	35

Steel (1.1%):
Vallourec SA	590	64
		203
Germany (3.3%):
Aerospace/Defense (0.6%):
MTU Aero Engines Holding AG	507	36

Automotive (1.5%):
Bayerische Motoren Werke AG	534	41
Tognum AG	1,658	42
		83
Chemicals (1.2%):
Bayer AG	536	39
Lanxess AG	399	29
		68
		187
Hong Kong (2.0%):
Banks (0.3%):
China Citic Bank Corp Ltd., Class H	30,000	20

Insurance (0.5%):
AIA Group Ltd. (c)	9,800	27

Oil & Gas Exploration-Production & Services (1.2%):
CNOOC Ltd.	31,000	69
		116
Indonesia (0.8%):
Banks (0.8%):
PT Bank Rakyat	85,000	46

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Israel (0.9%):
Pharmaceuticals (0.9%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	953	$52

Japan (4.7%):
Automotive (1.1%):
Nissan Motor Co., Ltd.	6,200	62

Machinery-Construction & Mining (0.7%):
Komatsu Ltd.	1,300	39

Manufacturing-Diversified (0.5%):
Mitsubishi Corp.	1,000	28

Office Equipment & Supplies (1.9%):
CANON, Inc.	2,300	112

Pharmaceuticals (0.5%):
Miraca Holdings, Inc.	800	31
		272
Jersey (0.7%):
Oilfield Services & Equipment (0.7%):
Petrofac Ltd.	1,665	42

Luxembourg (1.8%):
Oilfield Services & Equipment (1.2%):
Acergy SA	2,876	70

Telecommunications-Cellular (0.6%):
Millicom International Cellular SA	386	36
		106
Mexico (1.8%):
Banks (1.3%):
Compartamos SAB de CV (c)	22,200	45
Grupo Financiero Banorte SAB de CV	6,200	27
		72
Metals (0.5%):
Grupo Mexico SAB de CV, Series B	7,900	31
		103
Netherlands (0.4%):
Minerals (0.4%):
New World Resources NV, Class A	1,488	24

Poland (0.6%):
Metals (0.6%):
KGHM Polska Miedz SA	579	34

Russian Federation (0.4%):
Telecommunications (0.4%):
Mobile TeleSystems, Sponsored ADR	1,252	24

Singapore (1.2%):
Manufacturing-Diversified (0.5%):
Keppel Corp. Ltd.	3,000	28

Shipbuilding (0.7%):
SembCorp Marine Ltd.	10,000	42
		70
Spain (0.4%):
Banks (0.4%):
Banco Santander SA	1,849	23

Sweden (1.3%):
Machinery-Construction & Mining (0.6%):
Atlas Copco AB, A Shares	1,359	33

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Telecommunications-Services & Equipment (0.7%):
Tele2 AB, B Shares	1,967	$43
		76
Switzerland (1.5%):
Engineering (0.7%):
ABB Ltd.	1,775	42

Food Processing & Packaging (0.8%):
Nestle SA	789	43
		85
Taiwan (1.5%):
Computers & Peripherals (1.5%):
HTC Corp.	2,550	85

Thailand (1.4%):
Banks (0.5%):
Krung Thai Bank Public, Co. Ltd.	54,300	27

Food Service (0.2%):
Charoen Pokphand Foods Public Co. Ltd.	19,500	14

Retail (0.7%):
CP ALL PCL	31,700	39
		80
Turkey (1.2%):
Banks (1.2%):
Turkiye Garanti Bankasi AS	9,175	41
Turkiye Halk Bankasi AS	3,549	28
		69
		69
United Kingdom (9.2%):
Banks (0.5%):
Standard Chartered PLC	1,043	27

Commercial Services (2.7%):
Aggreko PLC	1,858	43
AMEC PLC	3,416	65
Intertek Group PLC	1,650	46
		154
Financial Services (0.2%):
Prudential PLC	1,319	14

Food Service (1.3%):
Compass Group PLC	8,474	75

Insurance (0.3%):
Admiral Group PLC	673	18

Metals (0.6%):
Antofagasta PLC	1,667	38

Minerals (0.7%):
BHP Billiton PLC	1,038	40

Oil Companies-Integrated (1.5%):
BP PLC	11,347	88

Semiconductors (1.4%):
ARM Holdings PLC	9,558	80
		534
United States (39.4%):
Apparel & Footwear (1.1%):
Coach, Inc.	1,232	67

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Automotive Parts (1.4%):
Advance Auto Parts, Inc.	682	$44
General Motors Co. (c)	1,072	39
		83
Banks (2.0%):
JPMorgan Chase & Co.	1,190	54
PNC Financial Services Group, Inc.	1,037	62
		116
Chemicals (1.8%):
Huntsman Corp.	2,894	50
The Lubrizol Corp.	512	55
		105
Coal (1.5%):
Walter Energy, Inc.	657	85

Commercial Services (1.3%):
Netflix, Inc. (c)	349	75

Computers & Peripherals (5.2%):
Apple Computer, Inc. (c)	215	73
EMC Corp. (c)	1,981	49
Hewlett-Packard Co.	1,214	55
International Business Machines Corp.	301	49
Teradata Corp. (c)	1,719	74
		300
Cosmetics & Toiletries (0.9%):
Procter & Gamble Co.	869	55

Electronics (0.9%):
Arrow Electronics, Inc. (c)	1,312	50

Financial Services (2.3%):
Ameriprise Financial, Inc.	927	57
Goldman Sachs Group, Inc.	469	77
		134
Food Processing & Packaging (0.7%):
Corn Products International, Inc.	876	40

Insurance (1.3%):
Hartford Financial Services Group, Inc.	1,337	37
The Chubb Corp.	616	36
		73
Internet Business Services (0.6%):
Google, Inc., Class A (c)	61	37

Machine-Diversified (0.5%):
Flowserve Corp.	229	29

Oil & Gas Exploration-Production & Services (1.8%):
Apache Corp.	687	82
Plains Exploration & Production Co. (c)	584	21
		103
Oil Companies-Integrated (1.2%):
Chevron Corp.	725	69

Pharmaceuticals (2.7%):
Johnson & Johnson	609	36
Perrigo Co.	774	56
Pharmaceutical Product Development, Inc.	2,154	63
		155

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Primary Metal & Mineral Production (0.9%):
Freeport-McMoRan Copper & Gold, Inc.	462	$50

Railroads (1.2%):
CSX Corp.	948	67

Restaurants (1.5%):
McDonald’s Corp.	352	26
Yum! Brands, Inc.	1,351	63
		89
Retail-Apparel/Shoe (0.9%):
Limited Brands, Inc.	1,782	52

Retail-Discount (2.7%):
Dollar Tree, Inc. (c)	1,821	92
TJX Cos., Inc.	1,344	64
		156
Retail-Specialty Stores (0.5%):
AutoZone, Inc. (c)	111	28

Telecommunications-Cellular (1.9%):
InterDigital, Inc.	1,167	56
NII Holdings, Inc. (c)	1,263	53
		109
Tobacco (1.3%):
Philip Morris International, Inc.	1,289	74

Toys (0.4%):
Mattel, Inc.	1,021	24

Trucking & Leasing (0.9%):
Ryder Systems, Inc.	1,148	55
		2,280
Total Common Stocks (Cost $4,873)		5,688

Exchange Traded Funds (0.4%)
Japan (0.4%):
Nikkei 225	211	27

Total Exchange Traded Funds (Cost $24)		27

Total Investments (Cost $4,897) — 98.8%		5,715

Other assets in excess of liabilities — 1.2%		67

NET ASSETS — 100.0%		$5,783

(a)	All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at January 31, 2011.

(b)	Illiquid security.

(c)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

At January 31, 2011, the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
Japanese Yen	2/1/11	(1,652)	$(20)	$(20)	$—	(a)
Total Short Contracts			$(20)	$(20)	$—	(a)

Long:
British Pound Sterling	2/3/11	5	$9	$9	$—	(a)
Hong Kong Dollar	2/7/11	85	$11	$11	$—	(a)
Total Long Contracts			$20	$20	$—	(a)

(a) Rounds to less than $1.

The Victory Portfolios	Schedule of Portfolio Investments
Government Reserves Fund	January 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (4.1%)
Straight-A Funding LLC, 0.25% (a), 4/11/11 (b)	$29,100	$29,086

Total Commercial Paper (Amortized Cost $29,086)		29,086

Corporate Bonds (0.6%)
State Street Bank & Trust Co., 1.85%, 3/15/11	4,100	4,106

Total Corporate Bonds (Amortized Cost $4,106)		4,106

U.S. Government Agency Securities (67.9%)
Federal Farm Credit Bank
0.23% (c), 2/14/11	25,000	25,000
0.76% (c), 2/17/11	75,000	75,000
0.00% (c), 11/4/11	25,000	24,998
0.39% (c), 12/21/11	25,000	24,995
Federal Home Loan Bank
0.10% (a), 2/1/11	138,615	138,615
0.16% (a), 2/2/11	32,000	32,000
0.18% (a), 2/25/11	20,000	19,998
0.20% (c), 5/26/11	25,000	24,990
0.40%, 12/9/11, Callable 3/1/11 @ 100	6,000	6,000
0.40%, 12/20/11, Callable 6/20/11 @ 100	4,000	3,999
0.43%, 2/22/12, Callable 5/9/11 @ 100	10,000	10,000
Federal Home Loan Mortgage Corp.
0.15% (c), 2/1/11	28,024	28,024
0.20% (a), 7/11/11	16,230	16,215
0.40%, 9/22/11, Callable 3/22/11 @ 100	10,000	10,000
0.31% (c), 11/7/11, MTN	10,000	9,998
0.16% (c), 11/9/11	10,000	9,984
0.17% (c), 1/13/12	19,700	19,681
Federal National Mortgage Assoc.
0.15% (a), 2/1/11	1,350	1,350
1.50%, 2/4/14, Callable 2/4/11 @ 100	1,500	1,500

Total U.S. Government Agency Securities (Amortized Cost $482,347)		482,347

U.S. Treasury Obligations (32.3%)
U.S. Treasury Bills
0.09% (a), 2/10/11	35,000	34,999
0.16% (a), 3/24/11	25,000	24,994
0.16% (a), 4/7/11	100,000	99,972
0.30% (a), 7/28/11	25,000	24,964
U.S. Treasury Notes, 0.88%, 5/31/11	45,000	45,093

Total U.S. Treasury Obligations (Amortized Cost $230,022)		230,022

Total Investments (Amortized Cost $745,561) (d) — 104.9%		745,561

Liabilities in excess of other assets — (4.9)%		(34,816)

NET ASSETS — 100.0%		$710,745

(a)	Rate represents the effective yield at purchase.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(d)	Represents cost for financial reporting and federal income tax purposes.

LLC	Limited Liability Co.

MTN	Medium Term Note

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	January 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (11.5%)
Canadian Imperial Bank of Commerce NY, 0.29% (a), 5/27/11	$12,200	$12,200
Deutsche Bank NY, 0.36% (a), 7/25/11	12,800	12,800
Dexia Credit Local SA NY, 0.61% (a), 11/3/11	62,600	62,600
National Australia Bank Ltd. NY, 0.32% (a), 10/5/11	11,000	11,000
Royal Bank of Scotland PLC, 0.65% (a), 2/8/11	20,000	20,000
Svenska Handelsbanken, Inc., 0.28%, 5/2/11	24,000	24,000
Toronto-Dominion Bank NY, 0.26% (a), 2/4/11	16,000	16,000

Total Certificates of Deposit (Amortized Cost $158,600)		158,600

Commercial Paper (20.5%)
Citigroup Funding, Inc., 0.27% (b), 2/18/11	25,400	25,397
Coca-Cola Co., 0.44% (b), 2/28/11 (c)	22,000	21,993
ENI Finance USA, Inc.
0.26% (b), 2/28/11 (c)	24,000	23,995
0.43% (b), 6/27/11 (c)	26,650	26,603
Nordea North America, Inc., 0.29% (b), 4/7/11	23,500	23,488
Northwestern University, 0.23% (b), 3/1/11	16,000	15,997
Prudential Funding LLC, 0.28% (b), 2/14/11	23,500	23,498
Shell International Finance BV, 0.55% (b), 2/7/11 (c)	15,000	14,999
Standard Chartered Bank PLC, 0.27% (b), 2/16/11 (c)	46,000	45,995
Straight-A Funding LLC, 0.25% (b), 4/11/11 (c)	46,700	46,677
Total Capital Canada Ltd., 0.30% (b), 2/25/11 (c)	13,000	12,997

Total Commercial Paper (Amortized Cost $281,639)		281,639

Corporate Bonds (11.9%)
Asset Funding Co. Ltd., 1.00% (a), 8/23/11 (c)	53,000	53,000
Ballenisles Country Club, 0.44% (a), 12/1/22	9,575	9,575
Berkshire Hathaway, Inc., 0.27% (a), 2/10/11	20,000	20,000
Citigroup, Inc., 5.13%, 2/14/11	18,900	18,932
IBM International Group Capital LLC, 0.55% (a), 2/24/12 (c)	11,000	11,000
IFC, 0.20% (b), 2/4/11	43,200	43,199
State Street Bank & Trust Co., 1.85%, 3/15/11	8,594	8,608

Total Corporate Bonds (Amortized Cost $164,314)		164,314

Municipal Bonds (8.1%)
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.32% (a), 1/1/28, LOC Bank of America N.A.	29,000	29,000
Denver City & County Airport Revenue, Series C, 0.26% (a), 11/15/22, LOC JPMorgan Chase Bank	9,300	9,300
Illinois Finance Authority Revenue, Resurrection Health, Series C, 0.35% (a), 5/15/35, LOC Bank of America N.A.	12,260	12,260
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	7,010	7,010
San Jose Financing Authority Revenue, Series F, 0.28% (a), 6/1/34, LOC Bank of America N.A.	21,445	21,445
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.34% (a), 4/1/24, LOC Bank of America N.A., AMT	12,453	12,453
Wisconsin State Health & Educational Facilities Authority Revenue, University of Wisconsin Medical Foundation, 0.34% (a), 5/1/30, LOC JPMorgan Chase Bank	19,900	19,900

Total Municipal Bonds (Amortized Cost $111,368)		111,368

U.S. Government Agency Securities (11.1%)
Federal Home Loan Bank
0.40%, 12/9/11, Callable 3/1/11 @ 100	11,000	11,000
0.40%, 12/20/11, Callable 6/20/11 @ 100	32,800	32,793

See notes to schedules of investments.

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp.
0.40%, 9/22/11, Callable 3/22/11 @ 100	$35,000	$35,000
0.31% (a), 11/7/11, MTN	20,000	19,996
0.16% (a), 11/9/11	20,000	19,967
0.17% (a), 1/13/12	34,000	33,967

Total U.S. Government Agency Securities (Amortized Cost $152,723)		152,723

Repurchase Agreements (36.9%)
Deutsche Bank Securities, Inc., 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $120,001, collateralized by U.S. Government Agency Securities, 7.00%, 8/1/38, market value $122,400)	120,000	120,000
Goldman Sachs Group, Inc., 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $42,600, collateralized by U.S. Government Agency Securities, 4.00%-6.00%, 8/1/22-1/1/41, market value $43,452)	42,600	42,600
Morgan Stanley, 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $50,000, collateralized by U.S. Government Agency Securities, 3.00%-3.50%, 2/1/26-7/1/39, market value $51,000)	50,000	50,000
RBS Securities, Inc., 0.23%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $175,001, collateralized by U.S. Government Agency Securities, 3.50%-5.50%, 8/1/15-1/1/41, market value $178,501)	175,000	175,000
UBS Securities LLC, 0.23%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $120,001, collateralized by U.S. Government Agency Securities, 4.00%-4.50%, 1/15/41-1/20/41, market value $122,400)	120,000	120,000

Total Repurchase Agreements (Amortized Cost $507,600)		507,600

Total Investments (Amortized Cost $1,376,244) — 100.0%		1,376,244

Other assets in excess of liabilities — 0.0%		554

NET ASSETS — 100.0%		$1,376,798

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMT	Subject to alternative minimum tax

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.9%)
Australia (1.4%):
Mining (1.4%):
Rio Tinto Ltd.	10,878	$927

Austria (1.7%):
Banks (1.7%):
Erste Group Bank AG	23,217	1,163

Belgium (2.1%):
Beverages (1.0%):
Anheuser-Busch InBev NV	12,580	696

Wire & Cable Products (1.1%):
Bekaert NV	7,276	730
		1,426
Bermuda (0.9%):
Financial Services (0.9%):
Credicorp Ltd.	5,891	614

Brazil (5.0%):
Banks (1.1%):
Banco do Estado do Rio Grande do Sul SA	41,000	404
Itau Unibanco Holding SA, Preferred ADR	16,715	359
		763
Financial Services (0.7%):
CETIP SA	37,395	495

Insurance (0.2%):
Porto Seguro SA	8,900	139

Minerals (1.5%):
Vale SA, Sponsored ADR	27,714	965

Oil & Gas Exploration-Production & Services (0.7%):
Petroleo Brasileiro SA, Sponsored ADR	13,168	484

Power (0.8%):
AES Tiete SA, Preferred	35,500	500
		3,346
Canada (0.9%):
Metals (0.9%):
Teck Resources Ltd., Class B	9,335	566

Cayman Islands (1.4%):
Health Care (1.4%):
Hengan International Group Co. Ltd.	47,000	353
Herbalife Ltd.	9,114	596
		949
		949
China (2.4%):
Auto Parts & Equipment (0.7%):
Dongfeng Motor Group Co. Ltd., Class H	252,000	443

Banks (0.9%):
China Construction Bank Corp., Class H	725,027	635

Pharmaceuticals (0.8%):
Sinopharm Medicine Holding Co. Ltd., Class H	152,000	536
		1,614
Colombia (0.6%):
Banks (0.6%):
Bancolombia SA, Sponsored ADR	7,030	411

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Denmark (3.7%):
Beverages (1.3%):
Carlsberg A/S, Class B	8,825	$879

Pharmaceuticals (2.4%):
Novo Nordisk A/S, Class B	13,971	1,578
		2,457
Egypt (0.4%):
Banks (0.4%):
Commercial International Bank (b)	40,125	250

Finland (2.9%):
Insurance (0.8%):
Sampo Oyj	16,859	496

Machine-Diversified (1.2%):
Metso Corp.	15,247	814

Manufacturing-Diversified (0.9%):
Wartsila Oyj	7,850	606
		1,916
France (6.6%):
Automotive Parts (1.1%):
Valeo SA (c)	12,659	740

Banks (1.3%):
BNP Paribas	11,356	849

Insurance (1.2%):
AXA SA	38,327	811

Power (0.8%):
Schneider Electric SA	3,584	560

Rubber & Rubber Products (1.0%):
Cie Generale des Etablissements Michelin, Class B	9,582	697

Steel (1.2%):
Vallourec SA	7,185	781
		4,438
Germany (6.6%):
Aerospace/Defense (0.7%):
MTU Aero Engines Holding AG	7,063	500

Automotive (2.0%):
Bayerische Motoren Werke AG	9,774	752
Tognum AG	23,782	601
		1,353
Chemicals (2.3%):
BASF SE	7,570	585
Bayer AG	6,391	471
Lanxess AG	6,509	473
		1,529
Insurance (1.6%):
Allianz SE	7,542	1,050
		4,432
Hong Kong (2.4%):
Banks (0.5%):
China Citic Bank Corp Ltd., Class H	492,000	322

Insurance (0.6%):
AIA Group Ltd. (c)	153,000	423

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Oil & Gas Exploration-Production & Services (1.3%):
CNOOC Ltd.	395,000	$879
		1,624
India (1.0%):
Banks (1.0%):
Punjab National Bank Ltd.	26,669	642

Indonesia (0.9%):
Banks (0.9%):
PT Bank Rakyat	1,117,000	603

Israel (1.0%):
Pharmaceuticals (1.0%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	11,721	641

Japan (10.7%):
Automotive (1.4%):
Nissan Motor Co., Ltd.	92,800	936

Building Materials (0.5%):
Asahi Glass Co. Ltd.	26,000	323

Electrical Equipment (1.0%):
Hitachi Ltd.	127,000	704

General (0.9%):
ITOCHU Corp.	57,600	625

Machinery-Construction & Mining (1.5%):
Komatsu Ltd.	33,300	990

Manufacturing-Diversified (0.9%):
Mitsubishi Corp.	21,500	597

Office Equipment & Supplies (2.7%):
CANON, Inc.	37,100	1,815

Pharmaceuticals (1.0%):
Miraca Holdings, Inc.	17,800	682

Real Estate Services (0.8%):
Daito Trust Construction Co., Ltd.	7,400	518
		7,190
Jersey (0.8%):
Oilfield Services & Equipment (0.8%):
Petrofac Ltd.	20,675	519

Luxembourg (2.6%):
Oilfield Services & Equipment (1.1%):
Acergy SA	30,889	755

Steel (0.5%):
ArcelorMittal	9,207	337
		337
Telecommunications-Cellular (1.0%):
Millicom International Cellular SA	7,220	673
		1,765
Mexico (1.9%):
Banks (1.3%):
Compartamos SAB de CV (c)	209,300	423
Grupo Financiero Banorte SAB de CV	92,200	410
		833
Metals (0.6%):
Grupo Mexico SAB de CV, Series B	106,200	417
		1,250

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Netherlands (0.4%):
Minerals (0.4%):
New World Resources NV, Class A	17,865	$291

Poland (1.0%):
Metals (1.0%):
KGHM Polska Miedz SA	11,855	694

Russian Federation (0.4%):
Telecommunications (0.4%):
Mobile TeleSystems, Sponsored ADR	14,800	283

Singapore (1.4%):
Manufacturing-Diversified (0.6%):
Keppel Corp. Ltd.	44,000	404

Shipbuilding (0.8%):
SembCorp Marine Ltd.	131,000	556
		960
Spain (2.9%):
Banks (1.9%):
Banco Santander SA	104,953	1,286

Telecommunications (1.0%):
Telefonica SA	25,973	654
		1,940
Sweden (1.7%):
Machinery-Construction & Mining (0.8%):
Atlas Copco AB, A Shares	21,854	525

Telecommunications-Services & Equipment (0.9%):
Tele2 AB, B Shares	28,986	642
		1,167
Switzerland (3.6%):
Engineering (0.8%):
ABB Ltd.	23,317	550

Financial Services (1.1%):
Credit Suisse Group AG	5,994	268
Zurich Financial Services AG	1,727	472
		740
Food Processing & Packaging (1.7%):
Nestle SA	20,588	1,114
		2,404
Taiwan (1.5%):
Computers & Peripherals (1.5%):
HTC Corp.	29,500	986

Thailand (1.8%):
Banks (0.7%):
Krung Thai Bank Public, Co. Ltd.	858,800	426

Food Service (0.4%):
Charoen Pokphand Foods Public Co. Ltd.	356,700	245

Retail (0.7%):
CP ALL PCL	392,400	489
		1,160
Turkey (1.9%):
Automotive Parts (0.8%):
Koc Holding AS	127,655	521

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Banks (1.1%):
Turkiye Garanti Bankasi AS	92,298	$410
Turkiye Halk Bankasi AS	45,307	357
		767
		1,288
United Kingdom (18.4%):
Banks (1.8%):
Barclays PLC	69,295	326
Standard Chartered PLC	33,010	860
		1,186
Commercial Services (2.5%):
Aggreko PLC	25,931	596
AMEC PLC	31,578	607
Intertek Group PLC	17,040	474
		1,677
Financial Services (0.7%):
Prudential PLC	41,262	447

Food Service (1.9%):
Compass Group PLC	140,198	1,247

Human Resources (1.1%):
Hays PLC	380,103	738

Insurance (0.5%):
Admiral Group PLC	11,895	313

Manufacturing-Diversified (0.7%):
IMI PLC	36,249	506

Metals (1.0%):
Antofagasta PLC	30,400	688

Minerals (1.4%):
BHP Billiton PLC	25,036	960

Oil Companies-Integrated (3.6%):
BP PLC	198,382	1,542
Royal Dutch Shell PLC	25,627	904
		2,446
Semiconductors (1.3%):
ARM Holdings PLC	105,381	876

Telecommunications-Cellular (0.9%):
Vodafone Group PLC	214,960	604

Tobacco (1.0%):
British American Tobacco PLC	18,055	666
		12,354
United States (2.0%):
Primary Metal & Mineral Production (0.3%):
Freeport-McMoRan Copper & Gold, Inc.	2,189	238

Telecommunications-Cellular (1.0%):
NII Holdings, Inc. (c)	15,603	655

Tobacco (0.7%):
Philip Morris International, Inc.	8,125	465
		1,358
Total Common Stocks (Cost $48,487)		63,628

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Exchange Traded Funds (3.6%)
Japan (1.9%):
Nikkei 225	10,414	$1,310

United States (1.7%):
iShares MSCI Japan Index Fund	101,566	1,110

Total Exchange Traded Funds (Cost $1,978)		2,420

Rights (0.0%)
Spain (0.0%):
Banco Santander SA	20,866	4

Total Rights (Cost $—)		4

Cash Equivalents (0.7%)
United States (0.7%):
Citibank Money Market Deposit Account, 0.05% (d)	453,370	453

Total Cash Equivalents (Cost $453)		453

Total Investments (Cost $50,918) — 99.2%		66,505

Other assets in excess of liabilities — 0.8%		541

NET ASSETS — 100.0%		$67,071

(a)	All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at January 31, 2011.

(b)	Illiquid security.

(c)	Non-income producing security.

(d)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/11.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

At January 31, 2011, the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
Hong Kong Dollar	2/7/11	(1,592)	$(204)	$(204)	$—	(a)
Norwegian Krone	2/2/11	(590)	$(102)	$(101)	$(1)
Total Short Contracts			$(306)	$(305)	$(1)

Long:
Euro	2/1/11	246	$335	$337	$2
British Pound Sterling	2/3/11	64	$103	$103	$—	(a)
Hong Kong Dollar	2/7/11	1,035	$133	$133	$—	(a)
Total Long Contracts			$571	$573	$2

(a) Rounds to less than $1.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.1%)
Australia (2.1%):
Mining (2.1%):
Rio Tinto Ltd.	16,526	$1,408

Austria (2.3%):
Banks (2.3%):
Erste Group Bank AG	29,591	1,483

Belgium (2.4%):
Beverages (1.1%):
Anheuser-Busch InBev NV	13,157	728

Wire & Cable Products (1.3%):
Bekaert NV	8,600	863
		1,591
Bermuda (1.4%):
Financial Services (1.4%):
Credicorp Ltd.	8,744	912

Brazil (5.5%):
Banks (1.2%):
Banco do Estado do Rio Grande do Sul SA	77,400	761

Financial Services (1.2%):
CETIP SA	61,125	810

Minerals (2.3%):
Vale SA, Sponsored ADR	42,372	1,476

Oil & Gas Exploration-Production & Services (0.8%):
Petroleo Brasileiro SA, Sponsored ADR	14,176	521
		3,568
Canada (1.3%):
Metals (1.3%):
Teck Resources Ltd., Class B	14,101	854

Cayman Islands (2.1%):
Health Care (2.1%):
Hengan International Group Co. Ltd.	68,000	511
Herbalife Ltd.	13,027	851
		1,362
		1,362
China (3.6%):
Auto Parts & Equipment (1.0%):
Dongfeng Motor Group Co. Ltd., Class H	372,000	654

Banks (1.4%):
China Construction Bank Corp., Class H	1,076,430	943

Pharmaceuticals (1.2%):
Sinopharm Medicine Holding Co. Ltd., Class H	222,800	786
		2,383
Denmark (4.6%):
Beverages (1.9%):
Carlsberg A/S, Class B	12,225	1,218

Pharmaceuticals (2.7%):
Novo Nordisk A/S, Class B	15,877	1,793
		3,011
Finland (3.4%):
Machine-Diversified (2.0%):
Metso Corp.	24,597	1,313

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Manufacturing-Diversified (1.4%):
Wartsila Oyj	11,425	$882
		2,195
France (6.5%):
Automotive Parts (1.9%):
Valeo SA (b)	21,917	1,282

Banks (2.5%):
BNP Paribas	21,543	1,610

Steel (2.1%):
Vallourec SA	12,730	1,384
		4,276
Germany (8.2%):
Automotive (3.2%):
Bayerische Motoren Werke AG	14,200	1,092
Tognum AG	38,743	980
		2,072
Chemicals (3.1%):
BASF SE	15,440	1,193
Bayer AG	11,359	838
		2,031
Insurance (1.9%):
Allianz SE	8,897	1,238
		5,341
Hong Kong (2.9%):
Insurance (0.9%):
AIA Group Ltd. (b)	227,400	628

Oil & Gas Exploration-Production & Services (2.0%):
CNOOC Ltd.	583,000	1,298
		1,926
India (1.5%):
Banks (1.5%):
Punjab National Bank Ltd.	39,666	955

Indonesia (1.1%):
Banks (1.1%):
PT Bank Rakyat	1,386,500	749

Israel (1.5%):
Pharmaceuticals (1.5%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	17,572	960

Japan (9.9%):
Automotive (2.0%):
Nissan Motor Co., Ltd.	129,100	1,302

Machinery-Construction & Mining (1.7%):
Komatsu Ltd.	38,300	1,138

Manufacturing-Diversified (1.6%):
Mitsubishi Corp.	36,800	1,022

Office Equipment & Supplies (3.1%):
CANON, Inc.	40,900	2,001

Pharmaceuticals (1.5%):
Miraca Holdings, Inc.	26,100	1,000
		6,463

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Luxembourg (2.8%):
Oilfield Services & Equipment (1.1%):
Acergy SA	28,904	$707

Telecommunications-Cellular (1.7%):
Millicom International Cellular SA	11,872	1,107
		1,814
Mexico (3.6%):
Banks (2.0%):
Compartamos SAB de CV (b)	363,500	734
Grupo Financiero Banorte SAB de CV	128,900	574
		1,308
Metals (1.6%):
Grupo Mexico SAB de CV, Series B	268,500	1,054
		2,362
Poland (1.6%):
Metals (1.6%):
KGHM Polska Miedz SA	17,943	1,050

Russian Federation (0.6%):
Telecommunications (0.6%):
Mobile TeleSystems, Sponsored ADR	20,382	390

Singapore (1.5%):
Shipbuilding (1.5%):
SembCorp Marine Ltd.	225,000	954

Spain (0.9%):
Banks (0.9%):
Banco Santander SA	48,943	600

Sweden (0.8%):
Machinery-Construction & Mining (0.8%):
Atlas Copco AB, A Shares	21,788	523

Switzerland (2.5%):
Financial Services (0.8%):
Credit Suisse Group AG	12,028	538

Food Processing & Packaging (1.7%):
Nestle SA	20,562	1,112
		1,650
Taiwan (2.3%):
Computers & Peripherals (2.3%):
HTC Corp.	45,250	1,513

Thailand (1.1%):
Retail (1.1%):
CP ALL PCL	589,200	735

Turkey (1.0%):
Banks (1.0%):
Turkiye Garanti Bankasi AS	143,738	639

United Kingdom (13.9%):
Banks (1.7%):
Standard Chartered PLC	43,401	1,131

Commercial Services (4.5%):
Aggreko PLC	40,144	923
AMEC PLC	65,425	1,257
Intertek Group PLC	27,903	776
		2,956

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financial Services (0.8%):
Prudential PLC	47,505	$515

Food Service (2.4%):
Compass Group PLC	176,632	1,571

Oil Companies-Integrated (2.4%):
BP PLC	199,448	1,550

Semiconductors (2.1%):
ARM Holdings PLC	168,242	1,399
		9,122
United States (3.2%):
Telecommunications-Cellular (1.9%):
NII Holdings, Inc. (b)	29,853	1,253

Tobacco (1.3%):
Philip Morris International, Inc.	14,536	832
		2,085
Total Common Stocks (Cost $47,743)		62,874

Cash Equivalents (0.7%)
United States (0.7%):
Citibank Money Market Deposit Account, 0.05% (c)	443,245	443

Total Cash Equivalents (Cost $443)		443

Total Investments (Cost $48,186) — 96.8%		63,317

Other assets in excess of liabilities — 3.2%		2,065

NET ASSETS — 100.0%		$65,382

(a)	All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at January 31, 2011.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/11.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

At January 31, 2011, the Fund’s forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
Hong Kong Dollar	2/7/11	(3,515)	$(451)	$(451)	$—	(a)
Total Short Contracts			$(451)	$(451)	$—	(a)

Long:
Euro	2/3/11	553	$759	$757	$(2)
Hong Kong Dollar	2/7/11	1,018	$131	$131	$—	(a)
Total Long Contracts			$890	$888	$(2)

(a) Rounds to less than $1.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (0.5%)
BNP Paribas Finance, Inc., 0.18% (a), 2/1/11	$153	$153

Total Commercial Paper (Cost $153)		153

Convertible Corporate Bonds (78.1%)
Audio & Video Products (0.4%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (b)	98	121

Beverages (1.1%):
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	290	329

Building-Residential & Commercial (2.2%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (c)	265	659

Computers & Peripherals (6.9%):
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13	980	1,588
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14 (d)	430	498
		2,086
Consumer Products (1.4%):
BorgWarner, Inc., Convertible Subordinated Notes, 3.50%, 4/15/12	75	156
Wyndham Worldwide Corp., Convertible Subordinated Notes, 3.50%, 5/1/12	120	271
		427
Financial Services (6.0%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (c)	585	677
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	125	149
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	505	528
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15 (d)	195	253
The Nasdaq OMX Group, Inc., Convertible Subordinated Notes, 2.50%, 8/15/13	235	231
		1,838
Health Care (10.6%):
Allergan, Inc., Convertible Subordinated Notes, 1.50%, 4/1/26 (c)	445	507
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	1,130	1,134
Life Technologies Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/15/12 @ 100	450	533
Medtronic, Inc., Convertible Subordinated Notes
1.63%, 4/15/13 (d)	840	856
1.63%, 4/15/13	200	204
		3,234
Machinery-Diversified (4.8%):
Ingersoll-Rand Co. Ltd., Convertible Subordinated Notes, 4.50%, 4/15/12	165	439
Stanley Black & Decker, Inc., Convertible Subordinated Notes, 0.00% (e), 5/17/12	355	416
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13	290	603
		1,458
Manufacturing-Miscellaneous (9.5%):
3M Co., Convertible Subordinated Notes, 0.00% (e), 11/21/32 (c)	825	762
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	350	933
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (f)	390	522

See notes to schedules of investments.

Security Description	Principal Amount	Value
Navistar International Corp., Convertible Subordinated Notes, 3.00%, 10/15/14	$170	$247
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (d)	125	127
Thermo Fisher Scientific, Inc., Convertible Subordinated Notes, 3.25%, 3/1/24 (c)	205	293
		2,884
Metals (1.6%):
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	290	496

Mining (2.8%):
Newmont Mining Corp., Convertible Subordinated Notes
3.00%, 2/15/12	35	44
1.63%, 7/15/17 (d)(f)	600	811
		855
Oil & Gas Exploration-Production & Services (3.8%):
Transocean, Inc., Convertible Subordinated Notes
Series B, 1.50%, 12/15/37 (c)	750	746
Series C, 1.50%, 12/15/37 (c)	425	415
		1,161
Oilfield Services & Equipment (1.9%):
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11 @ 100	390	589

Pharmaceuticals (4.6%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20 (f)	612	522
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26 (c)	700	864
		1,386
Railroads (1.2%):
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21 (f)	140	351

Real Estate Investment Trusts (9.1%):
Boston Properties LP, Convertible Subordinated Notes
3.63%, 2/15/14 (d)	385	419
2.88%, 2/15/37, Callable 2/20/12 @ 100	75	76
Duke Realty LP, Convertible Subordinated Notes, 3.75%, 12/1/11 (d)	80	81
ERP Operating LP, Convertible Subordinated Notes, 3.85%, 8/15/26, Callable 8/18/11 @ 100	455	473
Health Care REIT, Inc., Convertible Subordinated Notes
4.75%, 12/1/26, Callable 12/1/11 @ 100	200	219
4.75%, 7/15/27, Callable 7/15/12 @ 100	285	313
ProLogis Trust, Convertible Subordinated Notes
3.25%, 3/15/15	195	218
2.25%, 4/1/37 (c)	695	690
Vornado Realty Trust, Convertible Subordinated Notes, 3.88%, 4/15/25 (c)	255	288
		2,777
Retail-Specialty Stores (1.6%):
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22 (f)	455	476

Semiconductors (4.2%):
Intel Corp., Convertible Subordinated Notes
2.95%, 12/15/35 (f)	915	935
3.25%, 8/1/39 (d)(f)	290	352
		1,287
Software & Computer Services (4.4%):
Microsoft Corp., Convertible Subordinated Notes, 0.00%, 6/15/13 (d)	380	408
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13	490	567

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17 (d)	$280	$349
		1,324

Total Convertible Corporate Bonds (Cost $20,101)		23,738

Convertible Preferred Stocks (21.1%)
Consumer Products (3.7%):
Archer Daniels Midland Co., 6.25%	26,580	1,109

Energy (3.3%):
Apache Corp., Series D, 6.00%	8,900	583
NextEra Energy, Inc., 7.00%	6,930	343
PPL Corp., 9.50%	1,500	81
		1,007
Financial Services (9.1%):
Aspen Insurance Holdings Ltd., Series AHL, 5.63%	5,510	313
Newell Financial Trust I, 5.25% (c)	14,200	605
Reinsurance Group America, Inc., 5.75%	5,454	405
Wells Fargo & Co., Series L, Class A, 7.50%	1,395	1,454
		2,777
Savings & Loans (3.8%):
New York Community Capital Trust V, 6.00%	13,900	700
Sovereign Capital Trust IV, 4.38%	10,924	448
		1,148
Tools & Hardware Manufacturing (1.2%):
Stanley Black & Decker I, Inc., 4.75%	3,115	364

Total Convertible Preferred Stocks (Cost $5,391)		6,405

Total Investments (Cost $25,645) — 99.7%		30,296

Other assets in excess of liabilities — 0.3%		104

NET ASSETS — 100.0%		$30,400

(a)                                  Rate represents the effective yield at purchase.

(b)                                 Continuously callable with 20 days notice.

(c)                                  Continuously callable with 30 days notice.

(d)                                 Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)                                  Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(f)                                    Continuously callable with 15 days notice.

LLC                          Limited Liability Co.

LP                                  Limited Partnership

REIT                     Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.4%)
BNP Paribas Finance, Inc., 0.18% (a), 2/1/11	$9,030	$9,030

Total Commercial Paper (Amortized Cost $9,030)		9,030

Common Stocks (94.6%)
Banks (0.4%):
JPMorgan Chase & Co.	13,475	606

Biotechnology (0.6%):
Illumina, Inc. (b)	12,000	832

Brokerage Services (2.7%):
Charles Schwab Corp.	211,350	3,815

Chemicals (5.4%):
Monsanto Co.	40,000	2,935
Potash Corp. of Saskatchewan, Inc.	26,175	4,654
		7,589
Computers & Peripherals (6.6%):
Apple Computer, Inc. (b)	27,200	9,230

E-Commerce & Services (5.9%):
Amazon.com, Inc. (b)	23,300	3,953
Priceline.com, Inc. (b)	10,250	4,392
		8,345
Electronics (2.4%):
Johnson Controls, Inc.	89,800	3,447

Hotels & Motels (2.9%):
Starwood Hotels & Resorts Worldwide, Inc.	68,450	4,036

Internet Business Services (7.5%):
Baidu, Inc., Sponsored ADR (b)	9,000	977
Google, Inc., Class A (b)	7,475	4,488
Juniper Networks, Inc. (b)	137,500	5,104
		10,569
Medical Services (3.3%):
Express Scripts, Inc. (b)	82,250	4,633

Medical Supplies (2.7%):
Intuitive Surgical, Inc. (b)	11,575	3,738

Oil Companies-Integrated (3.0%):
Occidental Petroleum Corp.	43,400	4,196

Oilfield Services & Equipment (6.5%):
Cameron International Corp. (b)	81,550	4,347
Schlumberger Ltd.	53,300	4,743
		9,090
Pharmaceuticals (12.1%):
Alexion Pharmaceuticals, Inc. (b)	41,900	3,512
Allergan, Inc.	74,300	5,246
Celgene Corp. (b)	68,200	3,515
Perrigo Co.	65,000	4,728
		17,001
Primary Metal & Mineral Production (2.0%):
Freeport-McMoRan Copper & Gold, Inc.	25,800	2,806

Railroads (3.5%):
Union Pacific Corp.	51,800	4,902

See notes to schedules of investments.

Security Description	Shares	Value
Retail (3.2%):
Target Corp.	82,025	$4,497

Retail-Discount (2.2%):
Dollar Tree, Inc. (b)	59,850	3,027

Semiconductors (4.2%):
ARM Holdings PLC, Sponsored ADR	115,000	2,879
Cree, Inc. (b)	60,500	3,055
		5,934
Software & Computer Services (10.3%):
Citrix Systems, Inc. (b)	71,200	4,498
Cognizant Technology Solutions Corp., Class A (b)	92,500	6,748
F5 Networks, Inc. (b)	29,500	3,197
		14,443
Steel (0.7%):
Precision Castparts Corp.	7,000	1,001

Telecommunications-Services & Equipment (3.7%):
QUALCOMM, Inc.	96,200	5,207

Transportation Services (2.8%):
Expeditors International of Washington, Inc.	77,800	3,942

Total Common Stocks (Cost $96,909)		132,886

Total Investments (Cost $105,939) — 101.0%		141,916

Liabilities in excess of other assets — (1.0)%		(1,439)

NET ASSETS — 100.0%		$140,477

(a)                                  Rate represents the effective yield at purchase.

(b)                                 Non-income producing security.

ADR                     American Depositary Receipt

PLC                          Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (91.3%)
Alabama (4.2%):
Alabama State Board of Education Revenue, Southern University Community College, 3.30%, 7/1/16, Insured by Assured Guaranty	$500	$507
Alabama State University Revenue, 4.00%, 9/1/19, Insured by Assured Guaranty	830	845
Birmingham Waterworks Board Water Revenue
Series A, 4.38%, 1/1/25, Callable 1/1/19 @ 100, Insured by Assured Guaranty	500	471
Series A, 4.63%, 1/1/27, Callable 1/1/19 @ 100, Insured by Assured Guaranty	400	376
Jacksonville State University Revenue
3.00%, 12/1/14, Insured by Assured Guaranty	750	768
4.00%, 12/1/15, Insured by Assured Guaranty	450	475
Mobile Public Educational Building Authority Revenue, Series A, 4.75%, 3/1/29, Callable 3/1/18 @ 100, Insured by Assured Guaranty	875	842
Shelby County Board of Education, GO, 4.00%, 2/1/17, Insured by Assured Guaranty	1,005	1,076
		5,360
Alaska (2.0%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks
Series A, 4.50%, 4/1/15, AGM	2,000	2,094
Series A, 5.13%, 4/1/19, AGM	500	526
		2,620
Arizona (6.7%):
Arizona State Certificates
Series A, 4.00%, 10/1/19, AGM	1,000	970
Series B, 3.00%, 10/1/18, AGM	2,735	2,530
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project
4.00%, 7/1/11	270	273
4.00%, 7/1/12	540	558
4.50%, 7/1/15	200	213
Maricopa County Fowler Elementary School District Number 45, School Improvement Project of 2006
Series C, GO, 3.00%, 7/1/16, AGM	1,150	1,155
Series C, GO, 3.00%, 7/1/17, AGM	700	691
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	566
Pima County Metropolitan Domestic Water Improvement District Water Revenue, 3.00%, 1/1/16, AGM	1,665	1,717
		8,673
California (14.2%):
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,098
California Community College Financing Authority Lease Revenue, Shasta-Tehama Trinity, Series A, 5.38%, 5/1/34, Callable 5/1/19 @ 100, Insured by Assured Guaranty	425	408
California School Facilities Financing Authority Revenue, Azusa Unified School District, Series A, 5.00%, 8/1/32, AGM (a)	1,500	1,417
Corona-Norco Unified School District Certificates, Series A, 4.50%, 4/15/31, Callable 4/15/20 @ 100, AGM	1,245	1,048
Escondido Union High School District Certificates, 5.00%, 6/1/33, Callable 6/1/20 @ 100, AGM	700	604
Glendora Unified School District, Series B, GO, 5.13%, 8/1/31, Callable 8/1/19 @ 100, Insured by Assured Guaranty	500	503
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	264

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	$590	$610
Lake Elsinore Unified School District Certificates, School Facilities Project, 5.00%, 6/1/35, Callable 6/1/20 @ 100, AGM	1,555	1,397
Pittsburg Unified School District Certificates, 2001 Financing Project
4.00%, 6/1/16, AGM	825	857
5.00%, 6/1/30, Callable 6/1/18 @ 100, AGM	1,500	1,352
Pleasanton Unified School District Certificates, 5.00%, 8/1/29, Callable 8/1/20 @ 100, AGM	500	462
Stanton Redevelopment Agency Tax Allocation, Series A, 4.63%, 12/1/35, Callable 12/1/20 @ 100, AGM	500	420
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,260
Victor Elementary School District
Series A, GO, 4.00%, 8/1/17, AGM	650	686
Series A, GO, 4.00%, 8/1/18, AGM	500	521
Series A, GO, 5.13%, 8/1/34, AGM	2,000	1,999
Western Placer University School Certificates, 2009 Refinancing Project, 5.25%, 8/1/30, Callable 8/1/19 @ 100, AGM	2,760	2,545
Woodland Joint Unified School District, GO, 3.00%, 8/1/17, Insured by Assured Guaranty	905	913
		18,364
Colorado (0.8%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	500	485
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	525
		1,010
Florida (9.3%):
Florida State Board of Education
Series 2008-C, GO, 5.00%, 6/1/16	4,270	4,842
Series C, GO, 5.00%, 6/1/16	3,065	3,476
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/1/35, Callable 7/1/20 @ 100, Insured by Assured Guaranty	1,150	1,082
Orlando & Orange County Expressway Authority Revenue, Series B, 4.38%, 7/1/26, Callable 7/1/20 @ 100, AGM	135	126
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,556
Port St. Lucie Utility Revenue, 4.50%, 9/1/25, Callable 9/1/18 @ 100, Insured by Assured Guaranty	975	920
		12,002
Georgia (0.8%):
Spalding County, GO, 4.00%, 3/1/15, Insured by Assured Guaranty	1,000	1,078

Illinois (9.1%):
Chicago Waterworks Revenue, 5.00%, 11/1/22, Callable 11/1/18 @ 100, AGM	1,000	1,034
Illinois State, GO
5.00%, 1/1/16, AGM	5,000	5,219
Series B, 3.00%, 6/15/17	150	142
McHenry & Lake Counties Community Consolidated School District Number 26
Series A, GO, 6.00%, 2/1/25, Callable 2/1/20 @ 100, AGM	1,000	1,008
Series B, GO, 5.00%, 2/1/22, Callable 2/1/20 @ 100, AGM	1,400	1,338
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, AGM (a)	2,000	2,022
State Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307-A, 5.25%, 6/1/26, Callable 6/1/18 @ 100, Insured by Assured Guaranty	1,000	961
		11,724

See notes to schedules of investments.

Security Description	Principal Amount	Value
Indiana (1.9%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage
4.50%, 1/15/17, AGM/State Aid Withholding	$250	$273
4.50%, 7/15/17, AGM/State Aid Withholding	250	273
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,538
Jeffersonville Industrial Sewage Works Revenue, 3.63%, 1/1/17, AGM	390	405
		2,489
Kansas (2.8%):
Junction City, Series DW, GO, 3.00%, 9/1/17, AGM	1,200	1,207
Kansas State Development Finance Authority Revenue, 3.00%, 3/1/20	800	775
Wichita Hospital Revenue, VIA Christi Health System, Inc.
3.00%, 11/15/11	500	506
4.00%, 11/15/12	650	676
4.00%, 11/15/18	500	495
		3,659
Kentucky (0.5%):
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project
Series A, 3.25%, 9/1/18, AGM	270	265
Series A, 3.50%, 9/1/19, AGM	325	317
		582
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development, 5.00%, 10/1/41, Callable 10/1/20 @ 100, AGM	750	695

Maine (1.1%):
Westbrook, GO
5.75%, 10/1/19, Callable 3/14/11 @ 101, AMBAC (a)	715	724
5.75%, 10/1/20, Callable 3/14/11 @ 101, AMBAC (a)	730	740
		1,464
Massachusetts (0.1%):
State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/39, Callable 7/1/19 @ 100, Insured by Assured Guaranty	170	162

Michigan (0.6%):
Ferris State University Revenue, 4.75%, 10/1/24, Callable 10/1/18 @ 100, Insured by Assured Guaranty	830	827

Minnesota (1.6%):
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems Revenue, Children’s Health Care, Series B, 4.00%, 8/15/16, AGM	350	367
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	1,250	1,297
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	355
		2,019
Missouri (0.6%):
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	262
State Health & Educational Facilities Authority Revenue, The Washington University, Series A, 5.38%, 3/15/39, Callable 3/15/18 @ 100	500	515
		777
Nevada (4.8%):
Nevada State, Series E, GO, 5.00%, 3/1/16, AGM	4,000	4,406

See notes to schedules of investments.

Security Description	Principal Amount	Value
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	$1,675	$1,793
		6,199
New Jersey (2.8%):
New Jersey Economic Development Authority Revenue, Series Z, 5.50%, 12/15/34, Callable 12/15/18 @ 100, Insured by Assured Guaranty	500	516
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,347
State Educational Facilities Authority Revenue, Kean University, Series A, 5.50%, 9/1/36, Callable 9/1/19 @ 100, AGC-ICC	950	965
State Educational Facilities Authority Revenue, William Paterson University, Series C, 5.00%, 7/1/38, Callable 7/1/18 @ 100, Insured by Assured Guaranty	875	836
		3,664
New York (4.0%):
Amherst Development Corp. Student Housing Facility Revenue, Series A, 3.25%, 10/1/17, AGM	500	485
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	1,000	1,025
Rockland County, GO, 3.00%, 5/1/16, Insured by Assured Guaranty	2,000	2,029
State Dormitory Authority Revenues, Non-State Supported Debt, Health Quest Systems, Series B, 5.13%, 7/1/37, Callable 7/1/17 @ 100, Insured by Assured Guaranty	250	236
State Dormitory Authority Revenues, Personal Income Tax, Series B, 3.25%, 2/15/17	1,335	1,379
		5,154
North Carolina (2.2%):
North Carolina State, Series B, GO, 5.00%, 6/1/19	2,500	2,888

Ohio (1.1%):
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,012
University of Toledo Revenue, Series A, 3.00%, 6/1/14	335	343
		1,355
Pennsylvania (6.0%):
Delaware River Port Authority PA & NJ Revenue, Series D, 5.00%, 1/1/40, Callable 1/1/20 @ 100, AGM	1,300	1,242
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	506
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	522
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,148
Philadelphia Water & Wastewater Revenue
Series A, 3.00%, 6/15/16, AGM	825	827
Series C, 5.00%, 8/1/40, Callable 8/1/20 @ 100, AGM	890	827
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East
Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,144
Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	115
State Turnpike Commission Revenue, Series B, 5.00%, 6/1/29, Callable 6/1/19 @ 100, AGM	1,440	1,398
		7,729
South Carolina (1.9%):
Easley Utility Revenue, 5.38%, 12/1/34, Callable 12/1/18 @ 100, AGM (b)	2,000	1,967
Spartanburg County Regional Health Services District Revenue, Series D, 4.00%, 4/15/17, Insured by Assured Guaranty	350	361

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Woodruff-Roebuck Water District Water System Revenue, 4.00%, 6/1/32, Callable 6/1/20 @ 100, AGM	$125	$102
		2,430
Texas (11.1%):
Bexar County Revenue, 5.25%, 8/15/38, Callable 8/15/19 @ 100, AGM	250	238
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	915
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,615
Humble Independent School District, GO, 3.40%, 6/15/17, PSF-GTD	650	686
Katy Independent School District, Series A, GO, 4.00%, 2/15/16, PSF-GTD	500	545
Laredo Community College District Revenue
5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	1,025	984
5.25%, 8/1/35, Callable 8/1/20 @ 100, AGM	625	601
North Fort Bend Water Authority System Revenue, 5.00%, 12/15/24, Callable 12/15/19 @ 100, Insured by Assured Guaranty	4,250	4,335
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,469
Upper Trinity Regional Water District Revenue, Series A, 3.00%, 8/1/17, AGM	640	643
Woodlands Township Sales & Hotel Occupancy Tax Revenue, 2.50%, 3/1/18, AGM	260	243
		14,274
West Virginia (0.6%):
School Building Authority Excess Lottery Revenue, 4.63%, 7/1/23, Callable 7/1/18 @ 100	780	791

Total Municipal Bonds (Cost $117,902)		117,989

Investment Companies (8.8%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.14% (c)	1,000,000	1,000
Fidelity Institutional Tax Exempt Fund, 0.10% (c)	10,351,652	10,352

Total Investment Companies (Cost $11,352)		11,352

Total Investments (Cost $129,254) — 100.1%		129,341

Liabilities in excess of other assets — (0.1)%		(180)

NET ASSETS — 100.0%		$129,161

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Security purchased on a “when-issued” basis.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/11.

AGC-ICC	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation.

AMBAC	Insured by American Municipal Bond Assurance Corporation.

FGIC	Insured by Financial Guaranty Insurance Company.

GO	General Obligation

NATL-RE	Insured by National Reinsurance Corp.

PSF-GTD	Permanent School Fund Guaranteed

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.5%)
General Obligations (46.3%):
County, City & Special District (12.1%):
Cincinnati
Series A, 3.00%, 12/1/17	$105	$107
Series A, 4.50%, 12/1/29, Callable 6/1/19 @ 100	225	215
Cleveland, 5.75%, 8/1/12, MBIA	875	934
Columbus
Series A, 5.00%, 6/15/18 (a)	3,500	3,862
Series 2B, 3.00%, 6/1/20	260	249
Greene County, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	514
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,164
North Royalton, 4.40%, 12/1/23, Callable 12/1/18 @ 100	500	498
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	802
Summit County
Series R, 5.50%, 12/1/13, FGIC	250	280
Series R, 5.50%, 12/1/16, FGIC	535	624
Series R, 5.50%, 12/1/17, FGIC	930	1,083
Series R, 5.50%, 12/1/18, FGIC	1,095	1,272
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,402
Warren County Special Assessment, 6.55%, 12/1/14	375	415
		13,421
Public Facilities (Convention, Sport, Public Buildings) (0.6%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	678

Public Improvements (4.9%):
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, Insured by Assured Guaranty	185	206
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	375
5.00%, 12/1/35, Insured by Assured Guaranty (b)	655	642
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	521
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,250
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	420
		5,414
Schools & Educational Services (28.0%):
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,309
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,424
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,821
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	968
Columbus City School District, 4.50%, 12/1/24, Callable 12/1/17 @ 100, AGM	355	354
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	1,010
3.75%, 12/1/17, AGM	1,245	1,306
4.75%, 12/1/21, AGM	1,455	908
4.95%, 12/1/23, AGM	1,455	801
Fairfield City School District, 7.45%, 12/1/14, FGIC	800	899
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	717
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,655
Lima City School District, 6.00%, 12/1/22, AMBAC (b)	30	31
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,326
Marysville Exempt Village School District, 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	640
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	349

See notes to schedules of investments.

Security Description	Principal Amount	Value
Minerva Local School District
5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	$1,275	$1,377
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,461
Ohio Schools
Series A, 4.00%, 9/15/18	3,000	3,203
Series C, 5.00%, 9/15/19	1,500	1,697
Sidney City School District, 4.70%, 12/1/11, FGIC	200	207
Springboro Community City School District, 5.25%, 12/1/26, AGM	4,350	4,487
Sylvania City School District, School Improvement, 4.00%, 12/1/17, Insured by Assured Guaranty	1,040	822
Worthington City School District, 6.00%, 12/1/11, FGIC	2,255	2,359
		31,131
Utilities (Sewers, Telephone, Electric) (0.7%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	195	214
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	598
		812
		51,456
Revenue Bonds (47.2%):
Hospitals, Nursing Homes & Health Care (18.2%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A, 5.00%, 1/1/14	430	447
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series A, 4.75%, 6/1/35, Callable 6/1/15 @ 100	1,390	1,198
Series A, 5.00%, 6/1/38, Callable 6/1/20 @ 100	4,340	3,866
Series B, 4.13%, 9/1/20	1,200	1,169
Series B, 4.75%, 9/1/27, Callable 9/1/20 @ 100	2,745	2,525
Franklin County Hospital Revenue, Nationwide Children’s Hospital, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,364
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,431
Franklin County Revenue, Trinity Health Credit Group, Series C, 4.50%, 12/1/37 (b)	2,500	2,020
Lorain County Hospital Revenue, Catholic Healthcare, Series C2, 5.00%, 4/1/33, Callable 5/9/18 @ 100, AGM	250	229
Lorain County, Hospital Facilities Revenue, Catholic Healthcare Partners, 5.00%, 2/1/29, Callable 5/13/18 @ 101, Insured by Assured Guaranty	1,000	926
Ross County Hospital Revenue, Adena Health System, 5.25%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	2,180	2,038
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	503
State Hospital Facility Revenue, Cleveland Clinic Foundation, Series A, 5.50%, 1/1/39, Callable 1/1/19 @ 100	2,500	2,447
		20,163
Housing (3.3%):
State Housing Finance Agency, Capital Fund Revenue
Series A, 4.50%, 4/1/11, AGM	695	700
Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,017
		3,717
Public Improvements (1.7%):
Cleveland Airport System Revenue, Series C, 4.00%, 1/1/15, Insured by Assured Guaranty	1,000	1,058
Greene County, Sewer System Revenue, 3.50%, 12/1/19, AGM	200	199
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	623
		1,880
Schools & Educational Services (21.5%):
Bowling Green State University Revenue, Series A, 3.00%, 6/1/16	420	421
Cincinnati Technical College, 5.00%, 10/1/12, AMBAC	650	684

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnatti, 5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	$2,610	$2,471
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	423
5.00%, 11/15/13	250	269
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	442
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	350
State Higher Educational Facility Commission Revenue, Mount Union College, 4.50%, 10/1/25 (b)	265	252
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	653
State University General Receipts, Series A, 3.00%, 12/1/17	5,000	5,053
University of Akron General Receipts
Series A, 5.00%, 1/1/19, AGM	1,000	1,086
Series A, 5.00%, 1/1/20, AGM	3,880	4,142
University of Toledo General Receipts Bonds
Series A, 3.25%, 6/1/11, Insured by Assured Guaranty	275	278
Series A, 3.50%, 6/1/16	2,260	2,311
Series B, 4.00%, 6/1/20	300	294
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	775
Youngstown State University General Receipts
4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,241
4.00%, 12/15/16, Insured by Assured Guaranty	500	530
4.13%, 12/15/17, Insured by Assured Guaranty	435	457
4.38%, 12/15/18, Insured by Assured Guaranty	685	721
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,018
		23,871
Utilities-Water (2.5%):
Mahoning Valley Sanitary District Water Revenue, 2.00%, 12/1/13, Insured by Assured Guaranty	1,545	1,577
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, AGM	645	691
5.00%, 12/1/18, Callable 12/1/12 @ 101, AGM	430	455
		2,723
		52,354

Total Municipal Bonds (Cost $102,771)		103,810

Investment Companies (5.5%)
Touchstone Ohio Money Market Fund, 0.01%(c)	6,061,261	6,061

Total Investment Companies (Cost $6,061)		6,061

Total Investments (Cost $108,832) — 99.0%		109,871

Other assets in excess of liabilities — 1.0%		1,125

NET ASSETS — 100.0%		$110,996

(a)	Continuously callable with 15 days notice.

(b)	Continuously callable with 30 days notice.

(c)	Rate disclosed is the daily yield on 1/31/11.

AGC-ICC	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation.

AMBAC	Insured by American Municipal Bond Assurance Corporation.

FGIC	Insured by Financial Guaranty Insurance Company.

MBIA	Insured by Municipal Bond Insurance Association

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (90.9%)
Ohio (90.9%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series A, 0.29% (a), 10/1/31, LOC Bank of America N.A.	$7,835	$7,835
Series D, 0.33% (a), 10/1/31, LOC Wachovia Bank N.A.	6,500	6,500
Series E, 0.27% (a), 10/1/31, LOC Wachovia Bank N.A.	5,000	5,000
Avon Local School District, GO, BAN, 1.13%, 12/14/11	1,255	1,260
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 0.29% (a), 7/1/24, LOC U.S. Bank N.A.	2,100	2,100
Canal Winchester Local School District, GO, BAN, 1.60%, 11/17/11	1,335	1,344
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 0.29% (a), 3/1/34, LOC U.S. Bank N.A.	1,910	1,910
Columbus Sewer Revenue, Series B, 0.25% (a), 6/1/32	7,210	7,210
Cuyahoga Falls, GO, BAN, 1.25%, 12/8/11	2,880	2,892
Englewood, IDR, YMCA Dayton Project, Series A, 0.47% (a), 3/1/27, LOC Bank One N.A.	3,430	3,430
Forest Park, GO, BAN, Series B, 1.35%, 10/27/11	1,645	1,652
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, Series B, 0.29% (a), 11/1/40	3,250	3,250
Franklin County Hospital Revenue, U.S. Health Corp., Series B, 0.26% (a), 12/1/20, LOC U.S. Bank N.A.	6,395	6,395
Franklin County, EDR, Columbus Electric Funded Project, 0.29% (a), 4/1/21, LOC Bank One N.A.	1,060	1,060
Franklin County, IDR, Bricker & Eckler, 0.31% (a), 11/1/14, LOC Bank One Columbus N.A.	205	205
Green Ohio, Street Improvement Tax Increment, GO, BAN, Series C, 3.50%, 7/7/11	1,300	1,316
Hamilton County, Health Care Revenue, Life Enriching Communities Project, Series B, 0.29% (a), 1/1/37, LOC PNC Bank N.A.	3,200	3,200
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 0.29% (a), 5/15/28, LOC U.S. Bank N.A.	390	390
Hamilton County, Parking System Revenue, 0.29% (a), 12/1/26, LOC U.S. Bank N.A.	4,735	4,735
Hilliard, IDR, National Sign, 0.60% (a), 12/1/19, LOC Bank One N.A., AMT	1,540	1,540
Hocking Technical College District Certificates, Residence Hall Facilities Project, 0.30% (a), 7/1/38, LOC JPMorgan Chase Bank	10,000	10,000
Jefferson Local School District, Madison County, GO, BAN, 2.00%, 11/23/11	900	907
Lake County, GO, BAN, 1.25%, 8/4/11	2,165	2,169
Lorain County, IDR, Malt Properties Ltd. Project, 0.30% (a), 4/1/34, LOC Bank One N.A., AMT	3,420	3,420
Lucas County Hospital Revenue, ProMedica Healthcare, Series A, 0.23% (a), 11/15/34, LOC UBS AG	8,000	8,000
Mason, IDR, Crane Plastics Co., 0.35% (a), 2/1/33, LOC U.S. Bank N.A., AMT	3,400	3,400
Monroe, Tax Increment Revenue, Corridor 75 Park Ltd. Project, 0.29% (a), 12/1/18, LOC National City Bank	1,695	1,695
Montgomery County, EDR, Benjamin & Marian Project, Series B, 0.32% (a), 8/1/16, LOC National City Bank	1,300	1,300
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 0.31% (a), 4/1/38, FHLB	4,155	4,155
Ohio State
0.25% (a), 3/15/25, State of Ohio Enhanced	4,800	4,800
GO, Series B, 0.25% (a), 8/1/17	1,500	1,500
GO, Series B, 0.25% (a), 8/1/21	1,000	1,000
GO, Series B, 0.25% (a), 3/15/25	1,085	1,085
GO, Series D, 0.25% (a), 3/15/24	2,300	2,300
Ohio State Air Quality Development Authority Revenue, Valley Electric Corp. Project, Series B, 0.28% (a), 2/1/26, LOC Bank of Nova Scotia	4,600	4,600
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Foundation, Series B-4, 0.25% (a), 1/1/43	8,520	8,520

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Ohio State Higher Educational Facility Revenue, Case Western Reserve University
Series A, 0.28% (a), 12/1/44, LOC PNC Bank N.A.	$5,000	$5,000
Series B-1, 0.27% (a), 12/1/44, LOC Bank of America N.A.	2,700	2,700
Ohio State University General Receipts
0.29% (a), 12/1/27	2,200	2,200
Series B, 0.25% (a), 12/1/28	3,200	3,200
Series B, 0.25% (a), 6/1/35	7,100	7,100
Ohio State Water Development Authority Revenue, Timken Co., 0.28% (a), 11/1/25, LOC Northern Trust Co.	3,200	3,200
Olmsted Falls City School District, Energy Conservation Improvement, GO, BAN, 1.75%, 12/8/11	500	503
Princeton City School District, GO, BAN, 1.30%, 11/29/11	625	628
Seven Hills, Recreation Center Improvement, GO, BAN, 1.50%, 8/16/11	2,850	2,861
Shaker Heights City School District, GO, BAN, 1.00%, 10/4/11	600	601
State EDR, YMCA Greater Cincinnati Project, 0.30% (a), 11/1/21, LOC Bank One N.A.	1,205	1,205
State Refunding & Improvement Infrastructure, GO, Series D, 0.25% (a), 2/1/19	400	400
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 0.35% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 0.25% (a), 5/15/19, LOC Barclays Bank PLC	200	200
University of Toledo General Receipts, Series B, 0.31% (a), 6/1/32, LOC JPMorgan Chase & Co.	1,000	1,000
		154,573

Total Municipal Bonds (Amortized Cost $154,573)		154,573

Investment Companies (6.3%)
BlackRock Ohio Municipal Money Market, 0.00% (b)	10,743,850	10,744

Total Investment Companies (Amortized Cost $10,744)		10,744

Total Investments (Amortized Cost $165,317) (c) — 97.2%		165,317

Other assets in excess of liabilities — 2.8%		4,774

NET ASSETS — 100.0%		$170,091

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(b)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/11.

(c)	Represents cost for financial reporting and federal income tax purposes.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FHLB	Insured by Federal Home Loan Bank

GO	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	January 31, 2011
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (11.9%)
Canadian Imperial Bank of Commerce NY, 0.29% (a), 5/27/11	$3,400	$3,400
Deutsche Bank NY, 0.36% (a), 7/25/11	3,200	3,200
Dexia Credit Local SA NY, 0.61% (a), 11/3/11	17,700	17,700
National Australia Bank Ltd. NY, 0.32% (a), 10/5/11	3,000	3,000
Royal Bank of Scotland PLC, 0.65% (a), 2/8/11	5,000	5,000
Svenska Handelsbanken, Inc., 0.28%, 5/2/11	6,100	6,100
Toronto-Dominion Bank NY, 0.26% (a), 2/4/11	5,000	5,000

Total Certificates of Deposit (Amortized Cost $43,400)		43,400

Commercial Paper (20.6%)
Citigroup Funding, Inc., 0.27% (b), 2/18/11	7,100	7,099
Coca-Cola Co., 0.44% (b), 2/28/11 (c)	6,000	5,998
ENI Finance USA, Inc.
0.26% (b), 2/28/11 (c)	6,100	6,099
0.43% (b), 6/27/11 (c)	7,200	7,188
Nordea North America, Inc., 0.29% (b), 4/7/11	6,000	5,997
Northwestern University, 0.23% (b), 3/1/11	4,000	3,999
Prudential Funding LLC, 0.28% (b), 2/14/11	6,000	5,999
Shell International Finance BV, 0.55% (b), 2/7/11 (c)	4,000	4,000
Standard Chartered Bank PLC, 0.27% (b), 2/16/11 (c)	13,000	12,999
Straight-A Funding LLC, 0.25% (b), 4/11/11 (c)	11,600	11,594
Total Capital Canada Ltd., 0.30% (b), 2/25/11 (c)	4,000	3,999

Total Commercial Paper (Amortized Cost $74,971)		74,971

Corporate Bonds (12.8%)
Asset Funding Co. Ltd., 1.00% (a), 8/23/11 (c)	15,000	15,000
Berkshire Hathaway, Inc., 0.27% (a), 2/10/11	5,000	5,000
Citigroup, Inc., 5.13%, 2/14/11	5,200	5,209
IBM International Group Capital LLC, 0.55% (a), 2/24/12 (c)	7,000	7,000
IFC, 0.20% (b), 2/4/11	11,600	11,600
State Street Bank & Trust Co., 1.85%, 3/15/11	2,800	2,804

Total Corporate Bonds (Amortized Cost $46,613)		46,613

Municipal Bonds (8.3%)
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.32% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
Denver City & County Airport Revenue, Series C, 0.26% (a), 11/15/22, LOC JPMorgan Chase Bank	3,000	3,000
New Jersey Housing & Mortgage Finance Agency Multi-family Revenue, Series C, 0.42% (a), 11/1/39, LOC Bank of America N.A.	1,945	1,945
New York City Transitional Finance Authority Revenue, Series D, 4.45%, 2/1/11	1,700	1,700
San Jose Financing Authority Revenue, Series F, 0.28% (a), 6/1/34, LOC Bank of America N.A.	5,000	5,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.34% (a), 4/1/24, LOC Bank of America N.A., AMT	3,429	3,429

Total Municipal Bonds (Amortized Cost $30,074)		30,074

U.S. Government Agency Securities (10.9%)
Federal Home Loan Bank
0.40%, 12/9/11, Callable 3/1/11 @ 100	3,000	3,000
0.40%, 12/20/11, Callable 6/20/11 @ 100	9,100	9,098
Federal Home Loan Mortgage Corp.
0.40%, 9/22/11, Callable 3/22/11 @ 100	7,000	7,000
0.31% (a), 11/7/11, MTN	6,000	5,998
0.16% (a), 11/9/11	5,000	4,992

See notes to schedules of investments.

Security Description	Principal Amount	Value
0.17% (a), 1/13/12	$9,400	$9,391

Total U.S. Government Agency Securities (Amortized Cost $39,479)		39,479

Repurchase Agreements (35.4%)
Deutsche Bank Securities, Inc., 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $20,000, collateralized by U.S. Government Agency Securities, 7.00%, 10/1/38, market value $20,400)	20,000	20,000
Goldman Sachs Group, Inc., 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $53,500, collateralized by U.S. Government Agency Securities, 4.50%-5.00%, 1/1/21-1/1/41, market value $54,570)	53,500	53,500
Morgan Stanley, 0.22%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $10,000, collateralized by U.S. Government Agency Securities, 5.00%, 7/1/37, market value $10,200)	10,000	10,000
RBS Securities, Inc., 0.23%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $25,000, collateralized by U.S. Government Agency Securities, 4.00%-4.50%, 5/1/24-1/1/41, market value $25,504)	25,000	25,000
UBS Securities LLC, 0.23%, 2/1/11 (Date of agreement 1/31/11, Proceeds at maturity $20,000, collateralized by U.S. Government Agency Securities, 4.50%, 5/15/39, market value $20,400)	20,000	20,000

Total Repurchase Agreements (Amortized Cost $128,500)		128,500

Total Investments (Amortized Cost $363,037) — 99.9%		363,037

Other assets in excess of liabilities — 0.1%		193

NET ASSETS — 100.0%		$363,230

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(b)	Rate represents the effective yield at purchase.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMT	Subject to alternative minimum tax

LLC	Limited Liability Co.

LOC	Letter of Credit

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.7%)
BNP Paribas Finance, Inc., 0.18% (a), 2/1/11	$51,008	$51,008

Total Commercial Paper (Amortized Cost $51,008)		51,008

Common Stocks (92.6%)
Aerospace/Defense (0.4%):
LMI Aerospace, Inc. (b)	153,000	2,865

Apparel & Footwear (0.7%):
Carter’s, Inc. (b)	205,000	5,678

Automotive (0.4%):
Group 1 Automotive, Inc.	70,000	2,649

Automotive Parts (0.4%):
Commercial Vehicle Group, Inc. (b)	203,300	3,281

Banks (5.5%):
First Niagara Financial Group, Inc.	681,000	9,452
IBERIABANK Corp.	94,750	5,374
Independent Bank Corp.	268,500	7,298
PacWest Bancorp	280,000	5,524
Prosperity Bancshares, Inc.	233,000	9,425
Umpqua Holdings Corp.	453,000	4,970
		42,043
Building Materials (1.4%):
Sterling Constructioin Co., Inc. (b)	348,000	4,475
Texas Industries, Inc.	162,000	6,436
		10,911
Chemicals (4.1%):
A. Schulman, Inc.	324,176	6,921
H.B. Fuller Co.	283,700	6,466
Innophos Holdings, Inc.	22,500	746
Olin Corp.	283,000	5,510
Rush Enterprises, Inc., Class A (b)	241,000	4,596
Sensient Technologies Corp.	212,000	7,189
		31,428
Coal (0.7%):
Cloud Peak Energy, Inc. (b)	221,000	5,032

Commercial Services (6.2%):
Comfort Systems USA, Inc.	513,702	6,540
Diebold, Inc.	277,000	8,493
Fair Isaac Corp.	281,000	7,132
Rent-A-Center, Inc.	222,900	6,629
Sanderson Farms, Inc.	111,000	4,563
Steiner Leisure Ltd. (b)	216,000	9,573
Viad Corp.	202,225	4,758
		47,688
Computers & Peripherals (3.0%):
CACI International, Inc., Class A (b)	171,000	9,489
MTS Systems Corp.	211,589	7,917
Synaptics, Inc. (b)	199,000	5,663
		23,069
Electrical Components & Equipment (2.4%):
American Science & Engineering, Inc.	74,800	6,508
Anixter International, Inc.	102,000	6,453

See notes to schedules of investments.

Security Description	Shares	Value
Thomas & Betts Corp. (b)	104,000	$5,345
		18,306
Electronics (3.4%):
Benchmark Electronics, Inc. (b)	415,000	7,881
Brady Corp., Class A	269,000	8,810
PerkinElmer, Inc.	357,000	9,132
		25,823
Engineering (1.0%):
EMCOR Group, Inc. (b)	258,000	7,812

Entertainment (0.6%):
Callaway Golf Co.	586,000	4,307

Financial Services (0.6%):
KBW, Inc.	179,000	4,788

Food (0.6%):
Ruddick Corp.	136,000	4,583

Food Processing & Packaging (3.3%):
Corn Products International, Inc.	104,705	4,830
Flowers Foods, Inc.	370,000	9,335
Silgan Holdings, Inc.	234,000	8,735
Spartan Stores, Inc.	140,000	2,029
		24,929
Health Care (2.9%):
Greatbatch, Inc. (b)	272,000	6,405
Owens & Minor, Inc.	330,000	9,745
Wright Medical Group, Inc. (b)	394,000	5,855
		22,005
Insurance (6.8%):
American Financial Group, Inc.	190,000	6,181
Arthur J. Gallagher & Co.	316,000	9,379
Delphi Financial Group, Inc.	207,000	5,957
Horace Mann Educators Corp.	308,000	5,322
Infinity Property & Casualty Corp.	92,000	5,496
RLI Corp.	92,000	4,956
StanCorp Financial Group, Inc.	182,000	8,119
The Navigators Group, Inc. (b)	135,000	6,607
		52,017
Machine-Diversified (1.1%):
Kadant, Inc. (b)	193,020	4,084
Kennametal, Inc.	114,000	4,629
		8,713
Machinery-Construction & Mining (0.8%):
Astec Industries, Inc. (b)	204,000	6,140

Manufacturing-Diversified (3.6%):
A.O. Smith Corp.	112,500	4,816
Barnes Group, Inc.	405,000	8,027
Carlisle Companies, Inc.	173,000	6,524
Lincoln Electric Holdings, Inc.	115,000	7,788
		27,155
Manufacturing-Miscellaneous (1.5%):
AptarGroup, Inc.	99,500	4,782
John Bean Technologies Corp.	380,975	6,877
		11,659
Medical Equipment & Supplies (1.9%):
CONMED Corp. (b)	121,300	3,167

See notes to schedules of investments.

Security Description	Shares	Value
Orthofix International NV (b)	189,000	$5,405
STERIS Corp.	180,600	6,289
		14,861
Metal Fabrication (2.2%):
Haynes International, Inc.	135,000	6,577
Mueller Industries, Inc.	312,000	10,203
		16,780
Oil & Gas Exploration-Production & Services (6.0%):
Atwood Oceanics, Inc. (b)	169,000	6,831
Berry Petroleum Co., Class A	154,000	7,187
Northwest Natural Gas Co.	169,000	7,531
Patterson-UTI Energy, Inc.	356,000	8,309
Penn Virginia Corp.	321,000	5,579
PetroQuest Energy, Inc. (b)	680,000	5,331
SM Energy Co.	86,606	5,383
		46,151
Oil Marketing & Refining (1.1%):
Holly Corp.	170,000	8,342

Oilfield Services & Equipment (2.3%):
Cal Dive International, Inc. (b)	967,000	5,938
Superior Energy Services, Inc. (b)	227,000	7,972
Tesco Corp. (b)	237,800	3,630
		17,540
Pharmaceuticals (1.6%):
Medicis Pharmaceutical Corp., Class A	227,000	5,773
West Pharmaceutical Services, Inc.	165,550	6,620
		12,393
Real Estate Investment Trusts (4.3%):
Chatham Lodging Trust	325,500	5,384
Healthcare Realty Trust, Inc.	276,000	5,796
Highwoods Properties, Inc.	247,000	8,094
LaSalle Hotel Properties	224,000	6,220
PS Business Parks, Inc.	131,000	7,626
		33,120
Restaurants (0.5%):
Jack in the Box, Inc. (b)	189,000	4,147

Retail-Apparel/Shoe (1.4%):
Maidenform Brands, Inc. (b)	99,000	2,548
Wolverine World Wide, Inc.	243,955	7,770
		10,318
Retail-Discount (0.3%):
BJ’s Wholesale Club, Inc. (b)	49,000	2,153

Retail-Specialty Stores (1.2%):
Casey’s General Stores, Inc.	88,000	3,739
Cato Corp., Class A	206,000	5,035
		8,774
Semiconductors (5.0%):
ATMI, Inc. (b)	334,000	6,880
Fairchild Semiconductor International, Inc. (b)	234,571	4,175
Intersil Corp., Class A	255,068	3,857
MKS Instruments, Inc. (b)	346,000	9,934
QLogic Corp. (b)	473,000	8,424
Sigma Designs, Inc. (b)	372,000	5,182
		38,452

See notes to schedules of investments.

Security Description	Shares	Value
Software & Computer Services (2.0%):
Jack Henry & Associates, Inc.	282,000	$8,336
MicroStrategy, Inc., Class A (b)	66,000	7,020
		15,356
Staffing (1.5%):
Heidrick & Struggles International, Inc.	217,000	5,814
Korn/Ferry International (b)	241,000	5,639
		11,453
Telecommunications-Services & Equipment (0.5%):
Arris Group, Inc. (b)	305,000	3,806

Transportation Services (3.8%):
Alexander & Baldwin, Inc.	157,000	6,299
Arkansas Best Corp.	273,000	6,975
Celadon Group, Inc. (b)	256,396	3,756
GATX Corp.	224,000	7,448
Genesee & Wyoming, Inc., Class A (b)	89,000	4,606
		29,084
Utilities-Electric (3.4%):
ALLETE, Inc.	250,000	9,228
Cleco Corp.	305,000	9,534
NorthWestern Corp.	251,000	7,088
		25,850
Utilities-Natural Gas (2.2%):
Energen Corp.	144,000	8,050
WGL Holdings, Inc.	238,000	8,582
		16,632

Total Common Stocks (Cost $589,070)		708,093

Exchange Traded Funds (1.0%)
United States (1.0%):
iShares Russell 2000 Value Index Fund	107,000	7,597

Total Exchange Traded Funds (Amortized Cost $6,531)		7,597

Total Investments (Cost $646,609) — 100.3%		766,698

Liabilities in excess of other assets — (0.3)%		(2,626)

NET ASSETS — 100.0%		$764,072

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.6%)
BNP Paribas Finance, Inc., 0.18% (a), 2/1/11	$29,834	$29,834

Total Commercial Paper (Amortized Cost $29,834)		29,834

Common Stocks (98.5%)
Aerospace/Defense (2.4%):
Alliant Techsystems, Inc. (b)	174,009	13,183
Spirit AeroSystems Holdings, Inc., Class A (b)	581,300	13,730
		26,913
Automotive Parts (3.8%):
BorgWarner, Inc. (b)	197,245	13,300
Eaton Corp.	276,525	29,854
		43,154
Banks (2.6%):
CapitalSource, Inc.	1,662,885	12,838
Comerica, Inc.	425,945	16,271
		29,109
Beverages (1.5%):
Dr Pepper Snapple Group, Inc.	490,500	17,378

Biotechnology (1.8%):
Life Technologies Corp. (b)	371,500	20,169

Brokerage Services (1.3%):
Waters Corp. (b)	187,815	14,347

Building Materials (1.9%):
Martin Marietta Materials, Inc.	139,000	11,606
Owens Corning, Inc. (b)	314,600	10,530
		22,136
Chemicals (2.5%):
Albemarle Corp.	310,335	17,428
PPG Industries, Inc.	137,850	11,618
		29,046
Coal (1.8%):
Arch Coal, Inc.	610,000	20,892

Computers & Peripherals (1.2%):
Brocade Communications Systems, Inc. (b)	2,362,070	13,322

Consumer Products (2.4%):
Church & Dwight Co., Inc.	227,000	15,620
The Warnaco Group, Inc. (b)	222,300	11,355
		26,975
Containers & Packaging (1.1%):
Owens-Illinois, Inc. (b)	413,970	12,208

Electrical Equipment (1.5%):
American Superconductor Corp. (b)	84,000	2,291
AMETEK, Inc.	369,877	15,083
		17,374
Electronics (2.1%):
Arrow Electronics, Inc. (b)	646,500	24,438

Engineering (4.3%):
Fluor Corp.	433,100	29,966

See notes to schedules of investments.

Security Description	Shares	Value
URS Corp. (b)	425,560	$18,916
		48,882
Entertainment (1.2%):
Penn National Gaming, Inc. (b)	373,345	13,340

Financial Services (3.4%):
Ameriprise Financial, Inc.	276,315	17,035
Jefferies Group, Inc.	448,010	11,205
TD AMERITRADE Holding Corp.	544,815	11,125
		39,365
Food Processing & Packaging (1.3%):
J.M. Smucker Co.	184,180	11,449
Mead Johnson Nutrition Co., Class A	57,550	3,336
		14,785
Home Builders (0.8%):
Pulte Group, Inc. (b)	1,221,880	9,641

Hotels & Motels (1.2%):
Starwood Hotels & Resorts Worldwide, Inc.	227,830	13,435

Insurance (3.5%):
Aon Corp.	551,110	25,208
Principal Financial Group	449,400	14,727
		39,935
Internet Business Services (1.2%):
Equinix, Inc. (b)	155,920	13,786

Investment Companies (2.0%):
Invesco Ltd.	908,290	22,471

Machine-Diversified (1.3%):
Cummins Engine, Inc.	143,055	15,147

Media (1.5%):
Discovery Communications, Inc., Class A (b)	444,720	17,344

Medical Supplies (1.0%):
Boston Scientific Corp. (b)	1,644,100	11,476

Medical-Information Systems (1.0%):
Cerner Corp. (b)	111,305	11,002

Mining (1.4%):
Agnico-Eagle Mines Ltd.	234,640	16,059

Oil & Gas Exploration-Production & Services (6.0%):
Cimarex Energy Co.	84,300	8,778
ENSCO International PLC, Sponsored ADR	390,270	21,207
Newfield Exploration Co. (b)	214,050	15,662
QEP Resources, Inc.	568,100	23,088
		68,735
Oilfield Services & Equipment (2.4%):
Cameron International Corp. (b)	317,905	16,944
Dresser-Rand Group, Inc. (b)	238,110	10,944
		27,888
Pharmaceuticals (3.2%):
AmerisourceBergen Corp.	589,750	21,148
Forest Laboratories, Inc. (b)	462,945	14,935
		36,083
Real Estate Investment Trusts (4.0%):
Corporate Office Property Trust	395,870	14,469
Digital Realty Trust, Inc.	333,615	18,149

See notes to schedules of investments.

Security Description	Shares	Value
HCP, Inc.	355,250	$13,176
		45,794
Retail-Department Stores (1.2%):
Nordstrom, Inc.	340,985	14,042

Retail-Specialty Stores (2.2%):
Dick’s Sporting Goods, Inc. (b)	369,675	13,341
Williams-Sonoma, Inc.	356,920	11,493
		24,834
Savings & Loans (2.1%):
New York Community Bancorp, Inc.	1,280,050	23,451

Semiconductors (2.3%):
Altera Corp.	301,015	11,309
Cypress Semiconductor Corp. (b)	696,801	15,086
		26,395
Software & Computer Services (4.6%):
Autodesk, Inc. (b)	311,000	12,652
BMC Software, Inc. (b)	342,000	16,313
Nuance Communications, Inc. (b)	1,136,540	23,106
		52,071
Steel (1.8%):
Allegheny Technologies, Inc.	322,425	21,019

Telecommunications-Cellular (0.9%):
NII Holdings, Inc. (b)	251,900	10,575

Telecommunications-Services & Equipment (4.9%):
Amdocs Ltd. (b)	511,800	14,914
Harris Corp.	434,300	20,212
MasTec, Inc. (b)	889,605	13,540
Plantronics, Inc.	211,310	7,480
		56,146
Tools & Hardware Manufacturing (1.9%):
Stanley Black & Decker, Inc.	301,750	21,931

Toys (1.3%):
Hasbro, Inc.	324,300	14,298

Transportation Services (2.0%):
Canadian Pacific Railway Ltd.	343,665	23,070

Utilities-Electric (4.7%):
AES Corp. (b)	1,538,000	19,071
Wisconsin Energy Corp.	232,820	14,037
Xcel Energy, Inc.	866,560	20,425
		53,533

Total Common Stocks (Cost $842,493)		1,123,994

Total Investments (Cost $872,327) — 101.1%		1,153,828

Liabilities in excess of other assets — (1.1)%		(12,922)

NET ASSETS — 100.0%		$1,140,906

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.6%)
BNP Paribas Finance, Inc., 0.18% (a), 2/1/11	$592	$592

Total Commercial Paper (Amortized Cost $592)		592

Common Stocks (93.3%)
Advertising (0.1%):
Interpublic Group of Cos., Inc. (c)	1,446	15
Omnicom Group, Inc.	891	40
		55
Aerospace/Defense (2.2%):
B.F. Goodrich Co.	371	34
Boeing Co.	2,171	151
General Dynamics Corp.	1,118	84
Honeywell International, Inc.	2,309	129
Lockheed Martin Corp.	874	69
Northrop Grumman Corp.	864	60
Raytheon Co.	1,079	54
Rockwell Collins, Inc.	464	30
United Technologies Corp.	2,733	222
		833
Agricultural Operations (0.2%):
Archer-Daniels-Midland Co.	1,891	62

Airlines (0.1%):
Southwest Airlines Co.	2,211	26

Aluminum (0.1%):
Alcoa, Inc.	3,023	50

Apparel & Footwear (0.5%):
Coach, Inc.	877	47
Nike, Inc., Class B	1,131	93
Polo Ralph Lauren Corp.	191	21
VF Corp.	257	21
		182
Audio & Video Products (0.0%):
Harman International Industries, Inc. (c)	206	9

Automotive (0.7%):
AutoNation, Inc. (c)	188	5
Ford Motor Co. (c)	11,088	177
PACCAR, Inc.	1,079	61
		243
Automotive Parts (0.3%):
Eaton Corp.	608	66
Genuine Parts Co.	466	24
O’Reilly Automotive, Inc. (c)	413	23
		113
Banks (5.9%):
Bank of America Corp.	29,845	410
Bank of New York Mellon Corp.	3,671	115
BB&T Corp.	2,053	57
Comerica, Inc.	522	20
Fifth Third Bancorp	2,715	40
First Horizon National Corp. (c)	785	9
Huntington Bancshares, Inc.	2,568	19
JPMorgan Chase & Co.	11,569	520
KeyCorp (d)	2,606	23

See notes to schedules of investments.

Security Description	Shares	Value
M&T Bank Corp.	353	$31
Marshall & Ilsley Corp.	1,562	11
Northern Trust Corp.	717	37
PNC Financial Services Group, Inc.	1,556	93
Regions Financial Corp.	3,717	26
State Street Corp.	1,486	69
SunTrust Banks, Inc.	1,480	45
U.S. Bancorp	5,677	153
Wells Fargo & Co.	15,533	504
Zions Bancorporation	527	12
		2,194
Beverages (2.2%):
Brown-Forman Corp., Class B	307	20
Coca-Cola Co.	6,872	432
Coca-Cola Enterprises, Inc.	1,003	25
Constellation Brands, Inc., Class A (c)	528	10
Dr Pepper Snapple Group, Inc.	672	24
Molson Coors Brewing Co.	468	22
PepsiCo, Inc.	4,690	302
		835
Biotechnology (1.0%):
Amgen, Inc. (c)	2,796	154
Biogen Idec, Inc. (c)	705	46
Genzyme Corp. (c)	766	56
Gilead Sciences, Inc. (c)	2,403	93
Life Technologies Corp. (c)	553	30
		379
Brokerage Services (0.4%):
Charles Schwab Corp.	2,935	53
Thermo Fisher Scientific, Inc. (c)	1,176	67
Waters Corp. (c)	270	21
		141
Building Materials (0.1%):
Masco Corp.	1,061	14
Vulcan Materials Co.	380	16
		30
Building-Residential & Commercial (0.0%):
D.R. Horton, Inc.	830	10

Casino Services (0.0%):
International Game Technology	882	15

Chemicals (1.8%):
Air Products & Chemicals, Inc.	634	55
Airgas, Inc.	221	14
CF Industries Holdings, Inc.	210	28
Dow Chemical Co.	3,435	122
E.I. du Pont de Nemours and Co.	2,702	137
Eastman Chemical Co.	213	20
FMC Corp.	215	16
Monsanto Co.	1,587	117
PPG Industries, Inc.	482	41
Praxair, Inc.	907	84
Sigma-Aldrich Corp.	359	23
		657
Coal (0.3%):
Consol Energy, Inc.	668	33
Massey Energy Co.	302	19

See notes to schedules of investments.

Security Description	Shares	Value
Peabody Energy Corp.	798	$51
		103
Commercial Services (0.8%):
Cintas Corp.	374	11
Ecolab, Inc.	687	34
Fidelity National Information Services, Inc.	784	24
Iron Mountain, Inc.	592	14
Moody’s Corp.	603	18
Netflix, Inc. (c)	128	27
Paychex, Inc.	953	31
Quanta Services, Inc. (c)	638	15
SAIC, Inc. (c)	869	14
Visa, Inc., Class A	1,442	101
		289
Computers & Peripherals (6.9%):
Apple Computer, Inc. (c)	2,715	921
Cisco Systems, Inc. (c)	16,403	347
Computer Sciences Corp.	457	24
Dell, Inc. (c)	4,970	65
EMC Corp. (c)	6,097	152
Hewlett-Packard Co.	6,711	307
International Business Machines Corp.	3,677	596
Lexmark International Group, Inc. (c)	232	8
NetApp, Inc. (c)	1,070	59
SanDisk Corp. (c)	694	32
Teradata Corp. (c)	496	21
Western Digital Corp. (c)	680	23
		2,555
Consumer Products (0.5%):
Clorox Co.	413	26
Colgate-Palmolive Co.	1,428	110
Fortune Brands, Inc.	452	28
Newell Rubbermaid, Inc.	859	16
		180
Containers & Packaging (0.1%):
Ball Corp.	261	19
Bemis, Inc.	320	10
Owens-Illinois, Inc. (c)	484	14
Sealed Air Corp.	473	13
		56
Cosmetics & Toiletries (1.8%):
Avon Products, Inc.	1,270	36
Estee Lauder Cos., Class A	336	27
International Flavors & Fragrances, Inc.	237	14
Kimberly-Clark Corp.	1,207	78
Procter & Gamble Co.	8,284	523
		678
Cruise Lines (0.2%):
Carnival Corp.	1,274	57

Data Processing (0.1%):
The Dun & Bradstreet Corp.	147	13
Total System Services, Inc.	483	8
		21
Distribution/Wholesale (0.3%):
Costco Wholesale Corp.	1,279	92

See notes to schedules of investments.

Security Description	Shares	Value
Fastenal Co.	436	$25
		117
E-Commerce & Services (0.7%):
Amazon.com, Inc. (c)	1,049	178
Monster Worldwide, Inc. (c)	385	7
Priceline.com, Inc. (c)	145	62
		247
Electrical Equipment (0.4%):
Emerson Electric Co.	2,227	131
W.W. Grainger, Inc.	172	23
		154
Electronics (2.2%):
Amphenol Corp., Class A	517	29
FLIR Systems, Inc. (c)	469	14
General Electric Co.	31,531	635
Johnson Controls, Inc.	1,996	77
L-3 Communications Holdings, Inc.	335	26
Molex, Inc.	409	11
PerkinElmer, Inc.	349	9
		801
Energy-Alternative Sources (0.1%):
First Solar, Inc. (c)	160	25

Engineering (0.1%):
Fluor Corp.	529	37
Jacobs Engineering Group, Inc. (c)	373	19
		56
Entertainment (0.6%):
The Walt Disney Co.	5,604	218

Environmental Control (0.3%):
Republic Services, Inc.	910	28
Stericycle, Inc. (c)	253	20
Waste Management, Inc.	1,408	53
		101
Financial Services (3.9%):
American Express Co.	3,099	135
Ameriprise Financial, Inc.	734	45
Capital One Financial Corp.	1,352	65
Citigroup, Inc. (c)	85,969	414
CME Group, Inc.	198	61
Discover Financial Services	1,612	33
E*TRADE Financial Corp. (c)	588	10
Equifax, Inc.	365	13
Federated Investors, Inc., Class B	271	7
Goldman Sachs Group, Inc.	1,513	248
H&R Block, Inc.	913	11
IntercontinentalExchange, Inc. (c)	216	26
Janus Capital Group, Inc.	544	7
Legg Mason, Inc.	453	15
MasterCard, Inc., Class A	287	68
Morgan Stanley	4,477	132
NYSE Euronext	772	25
SLM Corp. (c)	1,437	21
T. Rowe Price Group, Inc.	759	50
The Nasdaq OMX Group, Inc. (c)	240	6
Western Union Co.	1,941	39
		1,431

See notes to schedules of investments.

Security Description	Shares	Value
Food Distributors, Supermarkets & Wholesalers (0.3%):
Safeway, Inc.	1,103	$23
SUPERVALU, Inc.	628	5
Sysco Corp.	1,731	50
The Kroger Co.	1,887	40
		118
Food Processing & Packaging (1.4%):
Campbell Soup Co.	567	19
ConAgra, Inc.	1,301	29
Dean Foods Co. (c)	539	6
General Mills, Inc.	1,895	66
H.J. Heinz Co.	949	45
Hershey Foods Corp.	458	21
Hormel Foods Corp.	205	10
J.M. Smucker Co.	354	22
Kellogg Co.	752	38
Kraft Foods, Inc., Class A	5,169	158
McCormick & Co., Inc.	393	17
Mead Johnson Nutrition Co., Class A	605	35
Sara Lee Corp.	1,892	32
Tyson Foods, Inc., Class A	882	15
		513
Forest Products & Paper (0.2%):
International Paper Co.	1,295	37
MeadWestvaco Corp.	498	14
Weyerhaeuser Co.	1,586	37
		88
Health Care (0.9%):
CareFusion Corp. (c)	660	17
Coventry Health Care, Inc. (c)	439	13
DaVita, Inc. (c)	288	21
DENTSPLY International, Inc.	421	15
Humana, Inc. (c)	498	29
McKesson Corp.	749	56
Medtronic, Inc.	3,196	123
WellPoint, Inc. (c)	1,165	72
		346
Heavy Machinery (0.8%):
Caterpillar, Inc.	1,878	182
Deere & Co.	1,254	114
		296
Home Builders (0.0%):
Lennar Corp., Class A	471	9
Pulte Group, Inc. (c)	995	8
		17
Hospitals (0.0%):
Tenet Healthcare Corp. (c)	1,437	10

Hotels & Motels (0.2%):
Marriott International, Inc., Class A	852	34
Starwood Hotels & Resorts Worldwide, Inc.	564	33
Wynn Resorts Ltd.	224	26
		93
Household Goods-Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	433	10
Whirlpool Corp.	225	19
		29

See notes to schedules of investments.

Security Description	Shares	Value
Insurance (3.8%):
ACE Ltd.	1,004	$62
Aetna, Inc.	1,184	39
Aflac, Inc.	1,395	80
Allstate Corp.	1,593	50
American International Group, Inc.	414	17
Aon Corp.	976	45
Assurant, Inc.	315	12
Berkshire Hathaway, Inc., Class B (c)	5,121	419
CIGNA Corp.	802	34
Cincinnati Financial Corp.	482	15
Genworth Financial, Inc., Class A (c)	1,449	20
Hartford Financial Services Group, Inc.	1,316	37
Lincoln National Corp.	937	27
Loews Corp.	936	37
Marsh & McLennan Cos., Inc.	1,608	45
MetLife, Inc.	2,682	123
Principal Financial Group	948	31
Progressive Corp.	1,964	39
Prudential Financial, Inc.	1,436	88
The Chubb Corp.	902	52
The Travelers Cos., Inc.	1,358	76
Torchmark Corp.	237	15
UnumProvident Corp.	939	23
XL Group PLC	957	22
		1,408
Internet Business Services (2.0%):
Akamai Technologies, Inc. (c)	540	26
eBay, Inc. (c)	3,395	103
Expedia, Inc.	599	15
Google, Inc., Class A (c)	738	443
Juniper Networks, Inc. (c)	1,548	58
McAfee, Inc. (c)	456	22
Symantec Corp. (c)	2,297	40
VeriSign, Inc.	509	17
		724
Internet Service Provider (0.2%):
Yahoo!, Inc. (c)	3,857	62

Investment Companies (0.2%):
Franklin Resources, Inc.	431	52
Invesco Ltd.	1,367	34
		86
Lodging (0.0%):
Wyndham Worldwide Corp.	518	15

Machine-Diversified (0.5%):
Cummins Engine, Inc.	585	62
Dover Corp.	553	35
Flowserve Corp.	165	21
Rockwell Automation, Inc.	420	34
Roper Industries, Inc.	280	22
		174
Manufacturing-Diversified (0.7%):
Illinois Tool Works, Inc.	1,468	78
Ingersoll-Rand PLC	959	45
Leucadia National Corp.	583	19
Parker Hannifin Corp.	477	43
Tyco International Ltd.	1,448	65
		250

See notes to schedules of investments.

Security Description	Shares	Value
Manufacturing-Miscellaneous (0.9%):
3M Co.	2,116	$186
Danaher Corp.	1,587	73
ITT Industries, Inc.	543	32
Pall Corp.	341	19
Textron, Inc.	814	21
		331
Media (0.9%):
Cablevision Systems Corp., Class A	710	24
Discovery Communications, Inc., Class A (c)	841	33
News Corp., Class A	6,758	102
Scripps Networks Interactive, Class A	267	12
Time Warner, Inc.	3,283	103
Viacom, Inc., Class B	1,789	74
		348
Medical Services (0.9%):
Express Scripts, Inc. (c)	1,560	88
Laboratory Corp. of America Holdings (c)	301	27
Medco Health Solutions, Inc. (c)	1,256	77
Quest Diagnostics, Inc.	419	24
UnitedHealth Group, Inc.	3,255	133
		349
Medical Supplies (1.1%):
Baxter International, Inc.	1,724	84
Becton Dickinson & Co.	681	57
Boston Scientific Corp. (c)	4,498	31
C.R. Bard, Inc.	275	26
Intuitive Surgical, Inc. (c)	116	37
Patterson Cos., Inc.	286	9
St. Jude Medical, Inc. (c)	1,015	41
Stryker Corp.	1,011	58
Varian Medical Systems, Inc. (c)	352	24
Zimmer Holdings, Inc. (c)	584	35
		402
Medical-Information Systems (0.1%):
Cerner Corp. (c)	211	21

Mining (0.3%):
Cliffs Natural Resources, Inc.	401	34
Newmont Mining Corp.	1,459	81
		115
Motorcycles (0.1%):
Harley-Davidson, Inc.	697	28

Newspapers (0.0%):
Gannett Co., Inc.	707	10

Office Equipment & Supplies (0.3%):
Avery Dennison Corp.	320	13
Pitney Bowes, Inc.	602	15
Staples, Inc.	2,140	48
Xerox Corp.	4,105	43
		119
Oil & Gas Exploration-Production & Services (2.4%):
Anadarko Petroleum Corp.	1,467	113
Apache Corp.	1,131	135
Cabot Oil & Gas Corp.	308	13
Chesapeake Energy Corp.	1,935	57
Denbury Resources, Inc. (c)	1,183	24
Devon Energy Corp.	1,278	113

See notes to schedules of investments.

Security Description	Shares	Value
Diamond Offshore Drilling, Inc.	206	$15
EOG Resources, Inc.	752	80
EQT Corp.	441	21
Helmerich & Payne, Inc.	314	18
Murphy Oil Corp.	569	38
Nabors Industries Ltd. (c)	845	21
Newfield Exploration Co. (c)	396	29
Noble Energy, Inc.	518	47
ONEOK, Inc.	315	19
Pioneer Natural Resources Co.	344	33
QEP Resources, Inc.	520	21
Range Resources Corp.	474	24
Rowan Cos., Inc. (c)	374	13
Southwestern Energy Co. (c)	1,026	40
		874
Oil Companies-Integrated (6.7%):
Chevron Corp.	5,955	565
ConocoPhillips	4,348	311
Exxon Mobil Corp.	14,923	1,204
Hess Corp.	888	75
Marathon Oil Corp.	2,101	96
Occidental Petroleum Corp.	2,405	232
		2,483
Oil Marketing & Refining (0.2%):
Sunoco, Inc.	357	15
Tesoro Corp. (c)	424	8
Valero Energy Corp.	1,676	43
		66
Oilfield Services & Equipment (2.0%):
Baker Hughes, Inc.	1,276	88
Cameron International Corp. (c)	718	38
FMC Technologies, Inc. (c)	354	33
Halliburton Co.	2,692	121
National-Oilwell Varco, Inc.	1,242	92
Noble Corp.	757	29
Schlumberger Ltd.	4,038	359
		760
Paint, Varnishes & Enamels (0.1%):
The Sherwin-Williams Co.	265	22

Pharmaceuticals (5.3%):
Abbott Laboratories	4,575	207
Allergan, Inc.	910	64
AmerisourceBergen Corp.	818	29
Bristol-Myers Squibb Co.	5,065	128
Cardinal Health, Inc.	1,033	43
Celgene Corp. (c)	1,393	72
Cephalon, Inc. (c)	223	13
Eli Lilly & Co.	3,003	105
Forest Laboratories, Inc. (c)	845	27
Hospira, Inc. (c)	494	27
Johnson & Johnson	8,127	486
Merck & Co., Inc.	9,117	302
Mylan Laboratories, Inc. (c)	1,288	30
Pfizer, Inc.	23,704	432
Watson Pharmaceuticals, Inc. (c)	371	20
		1,985
Pipelines (0.3%):
El Paso Corp.	2,084	33
Spectra Energy Corp.	1,918	50

See notes to schedules of investments.

Security Description	Shares	Value
Williams Cos., Inc.	1,731	$47
		130
Primary Metal & Mineral Production (0.4%):
Freeport-McMoRan Copper & Gold, Inc.	1,393	152
Titanium Metals Corp. (c)	267	5
		157
Publishing (0.1%):
McGraw-Hill Cos., Inc.	909	35
R.R. Donnelley & Sons Co.	611	11
The Washington Post Co., Class B	16	7
		53
Radio & Television (0.7%):
Comcast Corp., Class A	8,257	188
Time Warner Cable, Inc., Class A	1,053	71
		259
Railroads (0.8%):
CSX Corp.	1,107	78
Norfolk Southern Corp.	1,075	66
Union Pacific Corp.	1,459	138
		282
Real Estate Investment Trusts (1.3%):
Apartment Investment & Management Co., Class A	346	9
AvalonBay Communities, Inc.	252	29
Boston Properties, Inc.	415	39
Equity Residential Properties Trust	842	46
HCP, Inc.	1,081	40
Health Care REIT, Inc.	429	21
Host Hotels & Resorts, Inc.	1,971	36
Kimco Realty Corp.	1,201	22
Plum Creek Timber Co., Inc.	478	20
ProLogis	1,684	25
Public Storage, Inc.	413	45
Simon Property Group, Inc.	867	88
Ventas, Inc.	465	26
Vornado Realty Trust	481	42
		488
Real Estate Services (0.1%):
CB Richard Ellis Group, Inc., Class A (c)	860	19

Restaurants (1.0%):
Darden Restaurants, Inc.	410	19
McDonald’s Corp.	3,127	231
Starbucks Corp.	2,193	69
Yum! Brands, Inc.	1,387	65
		384
Retail (0.4%):
CarMax, Inc. (c)	665	22
Target Corp.	2,095	115
		137
Retail-Apparel/Shoe (0.3%):
Abercrombie & Fitch Co., Class A	260	13
Gap, Inc.	1,300	25
Limited Brands, Inc.	783	23
Ross Stores, Inc.	356	23
Urban Outfitters, Inc. (c)	381	13
		97

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Department Stores (0.3%):
J.C. Penney Co., Inc.	700	$22
Kohl’s Corp. (c)	833	42
Macy’s, Inc.	1,253	29
Nordstrom, Inc.	498	21
Sears Holdings Corp. (c)	130	10
		124
Retail-Discount (1.1%):
Big Lots, Inc. (c)	224	7
Family Dollar Stores, Inc.	373	16
TJX Cos., Inc.	1,171	56
Wal-Mart Stores, Inc.	5,798	325
		404
Retail-Drug Stores (0.7%):
CVS Caremark Corp.	4,021	137
Walgreen Co.	2,740	111
		248
Retail-Food (0.1%):
Whole Foods Market, Inc.	435	23

Retail-Specialty Stores (1.1%):
AutoZone, Inc. (c)	81	21
Bed Bath & Beyond, Inc. (c)	767	37
Best Buy Co., Inc.	977	33
GameStop Corp., Class A (c)	448	9
Lowe’s Cos., Inc.	4,084	101
RadioShack Corp.	337	5
The Home Depot, Inc.	4,850	178
Tiffany & Co.	374	22
		406
Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (c)	719	9

Savings & Loans (0.1%):
Hudson City Bancorp, Inc.	1,558	17
People’s United Financial, Inc.	1,092	14
		31
Schools & Educational Services (0.1%):
Apollo Group, Inc. (c)	376	15
DeVry, Inc.	185	10
		25
Semiconductors (2.4%):
Advanced Micro Devices, Inc. (c)	1,695	13
Altera Corp.	925	35
Analog Devices, Inc.	884	34
Applied Materials, Inc.	3,954	62
Broadcom Corp., Class A	1,348	61
Intel Corp.	16,507	354
JDS Uniphase Corp. (c)	659	11
KLA-Tencor Corp.	494	22
Linear Technology Corp.	667	23
LSI Logic Corp. (c)	1,825	11
MEMC Electronic Materials, Inc. (c)	673	7
Microchip Technology, Inc.	553	20
Micron Technology, Inc. (c)	2,535	27
National Semiconductor Corp.	709	11
Novellus Systems, Inc. (c)	267	10
NVIDIA Corp. (c)	1,719	41
Teradyne, Inc. (c)	537	9
Texas Instruments, Inc.	3,475	118

See notes to schedules of investments.

Security Description	Shares	Value
Xilinx, Inc.	767	$25
		894
Software & Computer Services (4.0%):
Adobe Systems, Inc. (c)	1,505	50
Autodesk, Inc. (c)	673	27
Automatic Data Processing, Inc.	1,460	70
BMC Software, Inc. (c)	526	25
CA, Inc.	1,136	27
Citrix Systems, Inc. (c)	556	35
Cognizant Technology Solutions Corp., Class A (c)	898	66
Compuware Corp. (c)	648	7
Electronic Arts, Inc. (c)	982	15
F5 Networks, Inc. (c)	239	26
Fiserv, Inc. (c)	440	27
Intuit, Inc. (c)	827	39
Microsoft Corp.	22,280	618
Novell, Inc. (c)	1,040	6
Oracle Corp.	11,455	367
Red Hat, Inc. (c)	564	23
Salesforce.com, Inc. (c)	350	45
		1,473
Staffing (0.0%):
Robert Half International, Inc.	435	14

Steel (0.4%):
AK Steel Holding Corp.	326	5
Allegheny Technologies, Inc.	292	19
Nucor Corp.	934	43
Precision Castparts Corp.	422	60
United States Steel Corp.	425	25
		152
Telecommunications (0.2%):
Frontier Communications Corp.	2,941	27
Qwest Communications International, Inc.	5,157	37
		64
Telecommunications-Services & Equipment (1.5%):
Agilent Technologies, Inc. (c)	1,025	43
American Tower Corp., Class A (c)	1,181	60
Corning, Inc.	4,625	103
Harris Corp.	380	18
Jabil Circuit, Inc.	580	12
MetroPCS Communications, Inc. (c)	776	10
Motorola Mobility Holdings, Inc. (c)	869	24
Motorola Solutions, Inc. (c)	993	38
QUALCOMM, Inc.	4,787	259
Tellabs, Inc.	1,092	6
		573
Television (0.4%):
CBS Corp., Class B	2,015	40
The DIRECTV Group, Inc., Class A (c)	2,467	105
		145
Tobacco (1.4%):
Altria Group, Inc.	6,179	145
Lorillard, Inc.	443	34
Philip Morris International, Inc.	5,369	307
Reynolds American, Inc.	1,001	32
		518

See notes to schedules of investments.

Security Description	Shares	Value
Tools & Hardware Manufacturing (0.1%):
Snap-on, Inc.	172	$10
Stanley Black & Decker, Inc.	491	35
		45
Toys (0.1%):
Hasbro, Inc.	403	18
Mattel, Inc.	1,062	25
		43
Transportation Services (1.0%):
C.H. Robinson Worldwide, Inc.	491	38
Expeditors International of Washington, Inc.	628	32
FedEx Corp.	931	84
United Parcel Service, Inc., Class B	2,927	209
		363
Trucking & Leasing (0.0%):
Ryder Systems, Inc.	153	7

Utilities-Electric (2.9%):
AES Corp. (c)	1,959	24
Allegheny Energy, Inc.	503	13
Ameren Corp.	710	20
American Electric Power Co.	1,421	51
CenterPoint Energy, Inc.	1,252	20
CMS Energy Corp.	724	14
Consolidated Edison Co. of New York, Inc.	860	43
Constellation Energy Group, Inc.	591	19
Dominion Resources, Inc.	1,718	75
DTE Energy Co.	500	23
Duke Energy Corp.	3,920	70
Edison International	964	35
Entergy Corp.	535	39
Exelon Corp.	1,957	83
FirstEnergy Corp.	902	35
Integrys Energy Group, Inc.	230	11
NextEra Energy, Inc.	1,231	66
NiSource, Inc.	824	15
Northeast Utilities	522	17
NRG Energy, Inc. (c)	732	15
Pepco Holdings, Inc.	664	12
PG&E Corp.	1,160	54
Pinnacle West Capital Corp.	322	13
PPL Corp.	1,430	37
Progress Energy, Inc.	867	39
Public Service Enterprise Group, Inc.	1,497	49
SCANA Corp.	335	14
Southern Co.	2,482	94
TECO Energy, Inc.	635	12
Wisconsin Energy Corp.	346	21
Xcel Energy, Inc.	1,362	32
		1,065
Utilities-Natural Gas (0.1%):
NICOR, Inc.	135	7
Sempra Energy	710	37
		44
Utilities-Telecommunications (2.4%):
AT&T, Inc.	17,490	481
CenturyTel, Inc.	897	39
Sprint Nextel Corp. (c)	8,840	40
Verizon Communications, Inc.	8,365	298

See notes to schedules of investments.

Security Description	Shares	Value
Windstream Corp.	1,431	$18
		876

Total Common Stocks (Cost $13,638)		34,617

Investment Companies (4.6%)
SPDR Trust Series I (b)	13,322	1,714

Total Investment Companies (Cost $1,499)		1,714

Total Investments (Cost $15,729) — 99.5%		36,923

Other assets in excess of liabilities — 0.5%		169

NET ASSETS — 100.0%		$37,092

(a)	Rate represents the effective yield at purchase.

(b)	All or a portion of this security has been designated as collateral for futures contracts.

(c)	Non-income producing security.

(d)	Investment in affiliate and represents 0.1% of net assets.

PLC	Public Liability Co.

REIT	Real Estate Investment Trust

	Contracts	Value
Futures Contracts (4.3%):
S&P 500 Index, expiring March 21, 2011	25	$1,603

Total Futures Contracts (Cost $1,550)

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.1%)
Alabama (1.4%):
Mobile Industrial Development Board Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 0.28% (a), 6/1/32, LOC Bayerische Landesbank	$3,200	$3,200

California (6.9%):
California Infrastructure & Economic Developement Bank Revenue, Pacific Gas & Electric Co., Series D, 0.21% (a), 12/1/16, LOC Wells Fargo Bank N.A.	5,800	5,800
California State Kindergarten, GO, Series B3, 0.23% (a), 5/1/34, LOC Citibank N.A.	5,525	5,525
California Statewide Communities Development Authority Revenue, Rady Children’s Hospital, Series C, 0.25% (a), 8/15/36, LOC Northern Trust Co.	5,000	5,000
		16,325
Colorado (2.1%):
Commerce City, Northern Infrastructure General Improvement, GO, 0.31% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000

District of Columbia (0.1%):
State Revenue, Lowell School, Inc. Project, 0.44% (a), 10/1/23, LOC Wachovia Bank N.A.	300	300

Florida (3.2%):
Florida Development Finance Corp., IDR, 4504 30th Street West LLC Project, 0.48% (a), 9/1/27, LOC Branch Banking & Trust, AMT	3,035	3,035
Hillsborough County, IDR, Tampa Metropolitan Area YMCA, Inc. Project, 0.37% (a), 3/1/25, LOC Bank of America N.A.	3,150	3,150
Orange County, IDR, Lake Highland School, Inc., 0.35% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
		7,635
Illinois (9.4%):
Chicago O’Hare International Airport Revenue, Series D, 0.29% (a), 1/1/35, LOC Dexia Credit Local	6,100	6,100
Finance Authority Revenue, Kohl Children’s Museum, 0.32% (a), 7/1/34, LOC Northern Trust Co.	1,100	1,100
Finance Authority Revenue, YMCA Metro Chicago Project, 0.28% (a), 6/1/34, LOC Harris Trust & Savings Bank	2,500	2,500
Glendale Heights, IDR, Hudapack Metal Project, 0.70% (a), 9/1/18, LOC Bank One Wisconsin, AMT	1,550	1,550
Hanover Park, IDR, Spectra-Tech, Inc. Project, 1.00% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	605	605
Illinois Finance Authority Revenue, Dominican University, 0.30% (a), 3/1/36, LOC JPMorgan Chase Bank	8,275	8,275
Lake County, IDR, Northpoint Associates LLC Project, 0.40% (a), 7/1/29, LOC Northern Trust Co., AMT	2,200	2,200
		22,330
Indiana (1.5%):
Fort Wayne, EDR, PHD, Inc. Project, 0.70% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,200	1,200
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 0.50% (a), 1/1/21, LOC Bank One Indiana N.A.	2,400	2,400
		3,600
Kentucky (7.2%):
Christian County Association of County Leasing Trust Revenue, Lease Program, Series A, 0.27% (a), 6/1/38, LOC U.S. Bank N.A.	5,200	5,200
Fulton County Industrial Building Revenue, Burke-Parsons-Bowlby Corp., 0.48% (a), 7/1/26, LOC Branch Banking & Trust, AMT	3,700	3,700

See notes to schedules of investments.

Security Description	Principal Amount	Value
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Inc., Series B-3, 0.23% (a), 8/15/38, LOC Branch Banking & Trust	$8,000	$8,000
		16,900
Louisiana (1.1%):
Public Facilities Authority Revenue, Christus Health, Series B2, 0.24% (a), 7/1/47, LOC Bank of New York	2,500	2,500

Maryland (3.0%):
State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community, Series A, 0.39% (a), 7/1/29, LOC Wachovia Bank N.A.	3,340	3,340
State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, 0.26% (a), 7/1/41, LOC SunTrust Bank	3,700	3,700
		7,040
Massachusetts (3.9%):
State Department of Transportation, Metropolitan Highway System Revenue, Series A-1, 0.29% (a), 1/1/37, LOC Citibank N.A.	7,800	7,800
State Health & Educational Facilities Authority Revenue, The Children’s Hospital Corp., Series N-1, 0.23% (a), 10/1/29, LOC TD Bank N.A.	1,500	1,500
		9,300
Michigan (7.4%):
State Higher Educational Facilities, 0.34% (a), 5/1/33, LOC Comerica Bank	2,265	2,265
State Hospital Financial Authority Revenue, Crittenton Hospital Medical Center, Series A, 0.32% (a), 3/1/30, LOC Comerica Bank	6,300	6,300
State Hospital Financial Authority Revenue, St. Vincent’s Hospital, Sub-Series F-2, 0.28% (a), 11/15/47	7,000	7,000
State Strategic Fund Limited Obligation Revenue, 0.34% (a), 7/1/27, LOC Comerica Bank	1,055	1,055
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 0.66% (a), 3/1/19, LOC Bank One Michigan, AMT	800	800
		17,420
Minnesota (0.4%):
New Brighton, IDR, Donatelle Holdings Project, 0.51% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	975	975

Mississippi (3.8%):
Mississippi Business Finance Commission Revenue, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project
Series F, 0.24% (a), 12/1/30, Guaranteed by Chevron Corp.	4,000	4,000
Series G, 0.23% (a), 11/1/35, Guaranteed by Chevron Corp.	5,000	5,000
		9,000
Missouri (2.7%):
Kansas City Special Obligation, Series F, 0.29% (a), 4/15/25, LOC Dexia Credit Local	4,965	4,965
St. Charles County, IDR, Cedar Ridge Project, 0.28% (a), 5/15/31, FNMA	1,480	1,480
		6,445
New Jersey (1.4%):
Visiting Nurse Association, EDR, 0.54% (a), 6/1/31, LOC Sun Bank N.A.	3,400	3,400

New York (2.0%):
Long Island Power Authority, Electricity Systems Revenue, Series 2 Sub-Series 2B, 0.29% (a), 5/1/33, LOC Bayerische Landesbank	4,605	4,605

North Carolina (0.4%):
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 0.36% (a), 12/1/24, LOC Bank of America N.A.	960	960

See notes to schedules of investments.

Security Description	Principal Amount	Value
Ohio (12.7%):
Hocking Technical College District Certificates, Residence Hall Facilities Project, 0.30% (a), 7/1/38, LOC JPMorgan Chase Bank	$6,895	$6,895
Lyndhurst, EDR, Hawken School Project, 0.29% (a), 5/1/27, LOC National City Bank	4,560	4,560
Lyndhurst, GO, BAN, 1.25%, 8/18/11	650	651
Mentor, GO, BAN, 1.50%, 8/26/11	2,740	2,749
Montgomery Country Cultural Facilities Revenue, Dayton Art Institute Project, 0.32% (a), 9/1/21, LOC U.S. Bank N.A.	2,830	2,830
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series B-1, 0.27% (a), 12/1/44, LOC Bank of America N.A.	3,650	3,650
Ohio State Water Development Authority Revenue, Timken Co., 0.28% (a), 11/1/25, LOC Northern Trust Co.	3,500	3,500
Portage County Health Care Facilities Revenue, 0.80% (a), 2/1/17, LOC National City Bank	1,395	1,395
Warren County Health Care Facilities Revenue, Otterbein Homes Project, 0.27% (a), 7/1/39, LOC U.S. Bank N.A.	3,900	3,900
		30,130
Pennsylvania (5.4%):
Economic Development Financing Authority Revenue, Philadelphia Area, Series J1, 0.29% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Luzerne County, IDR, YMCA Wilkes-Barre Project, 0.32% (a), 10/1/31, LOC PNC Bank N.A.	4,210	4,210
Philadelphia Airport Revenue, Series C, 0.28% (a), 6/15/25, LOC TD Bank N.A., AMT	4,800	4,800
Pittsburgh Water & Sewer System Authority Revenue, Series B2, 0.27% (a), 9/1/39, LOC PNC Bank N.A.	2,000	2,000
		12,710
Texas (5.2%):
Austin Hotel Occupancy Tax Revenue, Sub-Series A, 0.35% (a), 11/15/29, LOC Dexia Credit Local	7,100	7,100
Metropolitan Higher Education Authority Revenue, University of Dallas Project, 0.30% (a), 8/1/38, LOC JPMorgan Chase Bank	5,300	5,300
		12,400
Vermont (1.9%):
Vermont Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.26% (a), 12/1/30, LOC TD Banknorth N.A.	4,490	4,490

Virginia (2.6%):
Virginia College Building Authority Educational Facilities Revenue, Shenandoah University Project, 0.24% (a), 11/1/36, LOC Branch Banking & Trust	4,000	4,000
Virginia Commonwealth University Health System Authority Revenue, Series B, 0.28% (a), 7/1/37, LOC Branch Banking & Trust	2,100	2,100
		6,100
Washington (1.2%):
Washington State Economic Development Finance Authority Revenue, Woods Realty LLC Project, Series D, 0.46% (a), 1/1/33, LOC U.S. Bank N.A., AMT	2,915	2,915

West Virginia (2.0%):
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 0.29% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715

Wisconsin (4.2%):
Eau Claire Area School District Revenue, Tax & Revenue Anticipation Promissory Notes, 1.00%, 8/26/11	6,000	6,012

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Mount Horeb Area School District, GO, BAN, 1.50%, 12/1/11 (b)	$3,800	$3,810
		9,822
Total Municipal Bonds (Amortized Cost $220,217)		220,217

Investment Companies (6.9%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.14%(c)	16,286,413	16,286

Total Investment Companies (Amortized Cost $16,286)		16,286

Total Investments (Amortized Cost $236,503) (d) — 100.0%		236,503

Other assets in excess of liabilities — 0.0%		80

NET ASSETS — 100.0%		$236,583

(a)	Variable or Floating Rate Security. Rate disclosed is as of 1/31/11.

(b)	Continuously callable with 30 days notice.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/11.

(d)	Represents cost for financial reporting and federal income tax purposes.

AMT	Subject to alternative minimum tax

BAN	Bond Anticipation Note

EDR	Economic Development Revenue

FNMA	Insured by Federal National Mortgage Association

GO	General Obligation

IDR	Industrial Development Revenue

LLC	Limited Liability Co.

LOC	Letter of Credit

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	January 31, 2011
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.3%)
BNP Paribas Finance, Inc., 0.18% (a), 2/1/11	$1,970	$1,970

Total Commercial Paper (Amortized Cost $1,970)		1,970

Common Stocks (99.0%)
Agricultural Operations (3.4%):
Archer-Daniels-Midland Co.	155,000	5,064

Banks (9.8%):
JPMorgan Chase & Co.	95,000	4,269
SunTrust Banks, Inc.	80,000	2,434
U.S. Bancorp	184,000	4,968
Wells Fargo & Co.	94,000	3,048
		14,719
Computers & Peripherals (3.1%):
Cisco Systems, Inc. (b)	221,000	4,674

Consumer Products (1.0%):
Church & Dwight Co., Inc.	21,000	1,445

Cosmetics & Toiletries (1.5%):
Procter & Gamble Co.	35,000	2,210

Data Processing (1.5%):
The Dun & Bradstreet Corp.	27,000	2,294

Electronics (2.6%):
Arrow Electronics, Inc. (b)	38,000	1,436
General Electric Co.	127,000	2,558
		3,994
Engineering (1.7%):
Fluor Corp.	17,000	1,176
KBR, Inc.	42,000	1,348
		2,524
Financial Services (3.1%):
Morgan Stanley	158,000	4,645

Forest Products & Paper (1.4%):
International Paper Co.	75,000	2,166

Health Care (1.3%):
WellPoint, Inc. (b)	31,000	1,926

Heavy Machinery (2.8%):
Deere & Co.	47,000	4,272

Insurance (2.9%):
Berkshire Hathaway, Inc., Class B (b)	31,000	2,534
MetLife, Inc.	39,000	1,785
		4,319
Investment Companies (1.4%):
Invesco Ltd.	87,000	2,152

Manufacturing-Miscellaneous (3.3%):
3M Co.	57,000	5,012

Medical Services (2.3%):
UnitedHealth Group, Inc.	86,000	3,530

Minerals (2.0%):
BHP Billiton Ltd., Sponsored ADR	33,400	2,974

Mining (5.5%):
Barrick Gold Corp.	65,000	3,088

See notes to schedules of investments.

Security Description	Shares	Value
Newmont Mining Corp.	94,000	$5,177
		8,265
Oil & Gas Exploration-Production & Services (12.0%):
Apache Corp.	18,000	2,149
Chesapeake Energy Corp.	157,000	4,636
Denbury Resources, Inc. (b)	115,000	2,340
ENSCO International PLC, Sponsored ADR	43,000	2,337
EOG Resources, Inc.	26,000	2,766
Nexen, Inc.	92,000	2,314
QEP Resources, Inc.	39,000	1,585
		18,127
Oil Companies-Integrated (6.2%):
Chevron Corp.	30,000	2,848
Exxon Mobil Corp.	21,000	1,694
Total SA, Sponsored ADR	82,000	4,819
		9,361
Oilfield Services & Equipment (1.6%):
Weatherford International Ltd. (b)	99,000	2,348

Pharmaceuticals (6.3%):
Johnson & Johnson	37,000	2,212
Merck & Co., Inc.	99,000	3,284
Pfizer, Inc.	219,000	3,990
		9,486
Real Estate Investment Trusts (3.7%):
Brookfield Properties Corp.	89,000	1,565
Plum Creek Timber Co., Inc.	96,000	4,020
		5,585
Retail-Discount (3.2%):
Wal-Mart Stores, Inc.	85,000	4,766

Semiconductors (4.1%):
Applied Materials, Inc.	72,000	1,130
Intel Corp.	235,000	5,043
		6,173
Software & Computer Services (2.4%):
Microsoft Corp.	131,000	3,632

Steel (1.5%):
United States Steel Corp.	39,000	2,249

Telecommunications-Services & Equipment (1.3%):
Amdocs Ltd. (b)	67,000	1,952

Utilities-Electric (6.1%):
AES Corp. (b)	277,000	3,435
Exelon Corp.	113,000	4,803
Southern Co.	27,000	1,016
		9,254

Total Common Stocks (Cost $128,560)		149,118

Total Investments (Cost $130,530) — 100.3%		151,088

Liabilities in excess of other assets — (0.3)%		(487)

NET ASSETS — 100.0%		$150,601

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

Victory Portfolios

Notes to Schedules of Portfolio Investments

January 31, 2011 (Unaudited)

1.   Federal Tax Information:

At January 31, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced Fund	$93,990	$13,424	$(1,395)	$12,029
Core Bond Index Fund	135,758	1,588	(1,809)	(221)
Diversified Stock Fund	3,255,510	697,080	(43,230)	653,850
Established Value Fund	534,023	139,520	(1,800)	137,720
Financial Reserves Fund	465,711	—	(10)	(10)
Fund for Income	647,090	19,356	(12,599)	6,757
Global Equity Fund	4,908	894	(87)	807
Institutional Money Market Fund	1,376,272	—	(28)	(28)
International Fund	51,116	15,844	(455)	15,389
International Select Fund	48,237	15,355	(275)	15,080
Investment Grade Convertible Fund	26,184	4,784	(672)	4,112
Large Cap Growth Fund	106,982	36,222	(1,288)	34,934
National Municipal Bond Fund	129,234	2,307	(2,200)	107
Ohio Municipal Bond Fund	108,825	3,320	(2,274)	1,046
Prime Obligations Fund	363,071	—	(34)	(34)
Small Company Opportunity Fund	652,634	129,139	(15,075)	114,064
Special Value Fund	916,612	286,074	(48,858)	237,216
Stock Index Fund	17,815	21,679	(2,571)	19,108
Value Fund	133,032	20,626	(2,570)	18,056

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Trust presently offers shares of 23 series portfolios (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value.  The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less and investments of the Money Market Funds may be valued at amortized cost, which approximates market value.  These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated.  The International Fund, International Select Fund and Global Equity Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities.  These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended January 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices				LEVEL 2 — Other Significant Observable Inputs		Total
Fund Name	Investments in Securities		Other Financial Investments *		Investments in Securities	Other Financial Investments *	Investments in Securities	Other Financial Investments *

Balanced Fund
Collateralized Mortgage Obligations	$—		$—		$742	$—	$742	$—
Commercial Paper	—		—		3,980	—	3,980	—
Common Stocks	68,332		—		—	—	68,332	—
Corporate Bonds	—		—		7,731	—	7,731	—
Municipal Bonds	—		—		34	—	34	—
U.S. Government Agency Securities	—		—		2,201	—	2,201	—
U.S. Government Mortgage Backed Agencies	—		—		11,163	—	11,163	—
U.S. Treasury Obligations	—		—		11,836	—	11,836	—
Total	68,332		—		37,687	—	106,019	—

Core Bond Index Fund
Collateralized Mortgage Obligations	—		—		3,129	—	3,129	—
Commercial Paper	—		—		19,833	—	19,833	—
Corporate Bonds	—		—		27,162	—	27,162	—
Municipal Bonds	—		—		125	—	125	—
U.S. Government Agency Securities	—		—		8,061	—	8,061	—
U.S. Government Mortgage Backed Agencies	—		—		38,390	—	38,390	—
U.S. Treasury Obligations	—		—		38,837	—	38,837	—
Total	—		—		135,537	—	135,537	—

Diversified Stock Fund
Commercial Paper	—		—		100,975	—	100,975	—
Common Stocks	3,808,385		—		—	—	3,808,385	—
Total	3,808,385		—		100,975	—	3,909,360	—

Established Value Fund
Commercial Paper	—		—		41,633	—	41,633	—
Common Stocks	619,940		—		—	—	619,940	—
Exchange Traded Funds	10,170		—		—	—	10,170	—
Total	630,110		—		41,633	—	671,743	—

Federal Money Market Fund
Commercial Paper	—		—		22,789	—	22,789	—
Corporate Bonds	—		—		4,808	—	4,808	—
U.S. Government Agency Securities	—		—		268,886	—	268,886	—
U.S. Treasury Obligations	—		—		20,077	—	20,077	—
Repurchase Agreements	—		—		481,100	—	481,100	—
Total	—		—		797,660	—	797,660	—

Financial Reserves Fund
Certificates of Deposit	—		—		45,800	—	45,800	—
Commercial Paper	—		—		95,262	—	95,262	—
Corporate Bonds	—		—		50,012	—	50,012	—
Municipal Bonds	—		—		28,806	—	28,806	—
U.S. Government Agency Securities	—		—		50,821	—	50,821	—
Repurchase Agreements	—		—		195,000	—	195,000	—
Total	—		—		465,701	—	465,701	—

Fund For Income
Government National Mortgage Association	—		—		448,931	—	448,931	—
U.S. Treasury Obligations	—		—		204,880	—	204,880	—
Money Market Fund	—		—		35	—	35	—
Total	—		—		653,846	—	653,846	—

Global Equity Fund
Common Stocks	3,003	(1)	—		2,685	—	5,688	—
Exchange Traded Funds	—		—		27	—	27	—
Forward Foreign Exchange Contracts	—		—	(a)	—	—	—	—	(a)
Total	3,003		—	(a)	2,712	—	5,715	—	(a)

Government Reserves Fund
Commercial Paper	—		—		29,086	—	29,086	—
Corporate Bonds	—		—		4,106	—	4,106	—
U.S. Government Agency Securities	—		—		482,347	—	482,347	—
U.S. Treasury Obligations	—		—		230,022	—	230,022	—
Total	—		—		745,561	—	745,561	—

Institutional Money Market Fund
Certificates of Deposit	—		—	158,600		—	158,600	—
Commercial Paper	—		—	281,639		—	281,639	—
Corporate Bonds	—		—	164,314		—	164,314	—
Municipal Bonds	—		—	111,368		—	111,368	—
U.S. Government Agency Securities	—		—	152,723		—	152,723	—
Repurchase Agreements	—		—	507,600		—	507,600	—
Total	—		—	1,376,244		—	1,376,244	—

International Fund
Common Stocks	9,737	(2)	—	53,891		—	63,628	—
Exchange Traded Funds	1,110	(3)	—	1,310		—	2,420	—
Rights	—		—	4		—	4	—
Cash Equivalents	—		—	453		—	453	—
Forward Foreign Exchange Contracts	—		—	—		1	—	1
Total	10,847		—	55,658		1	66,505	1

International Select Fund
Common Stocks	13,089	(4)	—	49,785		—	62,874	—
Cash Equivalents	—		—	443		—	443	—
Forward Foreign Exchange Contracts	—		—	—		(2)	—	(2)
Total	13,089		—	50,228		(2)	63,317	(2)

Investment Grade Convertible Fund
Commercial Paper	—		—	153		—	153	—
Convertible Corporate Bonds	—		—	23,738		—	23,738	—
Convertible Preferred Stocks	4,553		—	1,852	(5)	—	6,405	—
Total	4,553		—	25,743		—	30,296	—

Large Cap Growth Fund
Commercial Paper	—		—	9,030		—	9,030	—
Common Stocks	132,886		—	—		—	132,886	—
Total	132,886		—	9,030		—	141,916	—

National Municipal Bond Fund
Municipal Bonds	—		—	117,989		—	117,989	—
Investment Companies	—		—	11,352		—	11,352	—
Total	—		—	129,341		—	129,341	—

Ohio Municipal Bond Fund
Municipal Bonds	—		—	103,810		—	103,810	—
Investment Companies	—		—	6,061		—	6,061	—
Total	—		—	109,871		—	109,871	—

Ohio Municipal Money Market Fund
Municipal Bonds	—		—	154,573		—	154,573	—
Investment Companies	—		—	10,744		—	10,744	—
Total	—		—	165,317		—	165,317	—

Prime Obligations Fund
Certificates of Deposit	—		—	43,400		—	43,400	—
Commercial Paper	—		—	74,971		—	74,971	—
Corporate Bonds	—		—	46,613		—	46,613	—
Municipal Bonds	—		—	30,074		—	30,074	—
U.S. Government Agency Securities	—		—	39,479		—	39,479	—
Repurchase Agreements	—		—	128,500		—	128,500	—
Total	—		—	363,037		—	363,037	—

Small Company Opportunity Fund
Commercial Paper	—		—	51,008		—	51,008	—
Common Stocks	708,093		—	—		—	708,093	—
Exchange Traded Funds	7,597		—	—		—	7,597	—
Total	715,690		—	51,008		—	766,698	—

Special Value Fund
Commercial Paper	—		—	29,834		—	29,834	—
Common Stocks	1,123,994		—	—		—	1,123,994	—
Total	1,123,994		—	29,834		—	1,153,828	—

Stock Index Fund
Commercial Paper	—		—	592		—	592	—
Common Stocks	34,617		—	—		—	34,617	—
Investment Companies	1,714		—	—		—	1,714	—
Futures Contracts	—		—	—		53	—	53
Total	36,331		—	592		53	36,923	53

Tax-Free Money Market Fund
Municipal Bonds	—	—	220,217	—	220,217	—
Investment Companies	—	—	16,286	—	16,286	—
Total	—	—	236,503	—	236,503	—

Value Fund
Commercial Paper	—	—	1,970	—	1,970	—
Common Stocks	149,118	—	—	—	149,118	—
Total	$149,118	$—	$1,970	$—	$151,088	$—

 *Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

(a) Rounds to less than $1.

(1)  Consists of the holdings:  Credicorp Ltd. listed under Bermuda; AES Tiete SA, Preferred, Banco do Estado do Rio Grande do Sul SA, CETIP SA and Porto Seguro SA listed under Brazil; Bank of Nova Scotia and Teck Resources Ltd., Class B listed under Canada; Herbalife Ltd. listed under Cayman Islands; Millicom International Cellular SA listed under Luxembourg; Compartamos SAB de CV, Grupo Financiero Banorte SAB de CV and Grupo Mexico SAB de CV, Series B listed under Mexico; all securities listed under United States and all ADR’s.

(2) Consists of the holdings: Credicorp Ltd. listed under Bermuda; AES Tiete SA, Preferred, CETIP SA, Banco do Estado do Rio Grande do Sul SA and Porto Seguro SA listed under Brazil; Teck Resources Ltd., Class B listed under Canada; Herbalife Ltd. listed under Cayman Islands; Millicom International Cellular SA listed under Luxembourg; Compartamos SAB de CV, Grupo Financiero Banorte SAB de CV and Grupo Mexico SAB de CV, Series B listed under Mexico; all securities listed under United States and all ADR’s.

(3)  Consists of the holding iShares MSCI Japan Index Fund listed under Exchange Traded Funds.

(4)  Consists of the holdings: Credicorp Ltd. listed under Bermuda; Banco do Estado Rio Grande do Sul SA and CETIP SA listed under Brazil; Teck Resources Ltd., Class B listed under Canada; Herbalife Ltd. listed under Cayman Islands;  Millicom International Cellular SA, listed under Luxembourg; Compartamos SAB de CV, Grupo Financiero Banorte SAB de CV and Grupo Mexico SAB de CV, Series B listed under Mexico; all securities listed under United States and all ADR’s.

(5) Consists of the holdings: PPL Corp. listed under Energy; Aspen Insurance Holdings Ltd., Newell Financial Trust I and Reinsurance Group America, Inc., listed under Financial Services; and Sovereign Capital Trust IV listed under Savings & Loans.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels 1 and 2 as of January 31, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. They may invest in various financial instruments, including positions in futures contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts — The International Fund, International Select Fund and Global Equity Fund, may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies.  A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract.  The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency).  The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week).  A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date.  Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings.  The International Fund, International Select Fund and Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed.  A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.  In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts — Each Fund, with the exception of the Established Value Fund, Global Equity Fund and Large Cap Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of January 31, 2011, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Large Cap Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), custodian to the Funds named above and an affiliate of Victory Capital Management Inc., the Funds’ investment adviser (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended January 31, 2011, KeyBank received $34 thousand in total from the Trust, The Victory Variable Insurance Funds and/or The Victory Institutional Funds (collectively, the “Victory Trusts”) for its services as lending agent. Under guidelines established by the Board, the Funds must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

At January 31, 2011, the Funds had no securities on loan.

3. Risks:

The Global Equity Fund, International Fund and International Select Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors, which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds.  The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances.  The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	March 21, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	March 21, 2011

* Print the name and title of each signing officer under his or her signature.